GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 63.1%
Aerospace & Defense – 0.7%
General Dynamics Corp.
$1,700,000	3.000%		05/11/21	$ 1,739,049
900,000	2.250	(a)	11/15/22	934,002
Northrop Grumman Corp.
1,188,000	3.500		03/15/21	1,212,817

				3,885,868

Agriculture – 0.9%
Altria Group, Inc.
1,525,000	3.490		02/14/22	1,591,459
Archer-Daniels-Midland Co.(a)
750,000	3.375		03/15/22	784,628
600,000	2.750		03/27/25	651,402
BAT Capital Corp.(a)
1,175,000	2.764		08/15/22	1,216,795
Cargill, Inc.(b)
500,000	1.375		07/23/23	508,075

				4,752,359

Apparel – 0.2%
NIKE, Inc.(a)
725,000	2.400		03/27/25	781,079
Ralph Lauren Corp.
275,000	1.700		06/15/22	279,521

				1,060,600

Automotive – 3.4%
BMW US Capital LLC(b)(c)(3M USD LIBOR + 0.370%)
2,500,000	0.794		08/14/20	2,501,300
Daimler Finance North America LLC(b)
775,000	3.350		05/04/21	789,090
(3M USD LIBOR + 0.550%)
800,000	1.106	(c)	05/04/21	795,704
PACCAR Financial Corp.
400,000	2.650		04/06/23	422,116
Toyota Motor Credit Corp.(c) (3M USD LIBOR + 0.150%)
8,000,000	0.524		08/21/20	7,986,080
Volkswagen Group of America Finance LLC(b)
1,025,000	2.900		05/13/22	1,058,066
(3M USD LIBOR + 0.770%)
4,000,000	1.204	(c)	11/13/20	4,001,680

				17,554,036

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – 17.9%
ABN AMRO Bank NV(b)
$2,100,000	2.650%		01/19/21	$ 2,126,019
600,000	3.400		08/27/21	620,184
Banco Santander SA
1,400,000	2.706		06/27/24	1,472,884
Bank of America Corp.(a)(c)
(3M USD LIBOR + 0.630%)
850,000	3.499		05/17/22	870,162
(3M USD LIBOR + 0.790%)
4,125,000	3.004		12/20/23	4,332,694
(3M USD LIBOR + 0.940%)
1,300,000	3.864		07/23/24	1,410,526
Bank of America NA(a)(c) (3M USD LIBOR + 0.650%)
500,000	3.335		01/25/23	521,710
Bank of Montreal
750,000	2.050		11/01/22	774,780
Banque Federative du Credit Mutuel SA(b)
1,700,000	2.125		11/21/22	1,753,091
Barclays Bank PLC
725,000	1.700	(a)	05/12/22	738,014
(3M USD LIBOR + 0.400%)
5,000,000	0.774	(c)	08/21/20	4,983,300
BNP Paribas SA(b)
900,000	2.950		05/23/22	930,870
1,375,000	3.500		03/01/23	1,455,781
BPCE SA
1,725,000	2.650		02/03/21	1,745,269
Canadian Imperial Bank of Commerce
1,175,000	0.950		06/23/23	1,179,312
CIT Group, Inc.(a)
75,000	4.750		02/16/24	75,750
Citigroup, Inc.(a)
4,575,000	2.750		04/25/22	4,742,491
925,000	2.700		10/27/22	964,525
Citizens Bank NA(a)
1,200,000	3.250		02/14/22	1,244,532
900,000	2.250		04/28/25	953,100
Cooperatieve Rabobank UA
550,000	3.125		04/26/21	562,249
(3M USD LIBOR + 0.430%)
450,000	1.421	(c)	04/26/21	451,364
Credit Suisse AG
825,000	2.800		04/08/22	855,913

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Credit Suisse Group Funding Guernsey Ltd.
$4,575,000	3.450%		04/16/21	$ 4,682,878
Danske Bank A/S(a)(b)
1,175,000	1.226		06/22/24	1,177,679
Deutsche Bank AG
2,075,000	2.700		07/13/20	2,075,602
Fifth Third Bancorp(a)
325,000	1.625		05/05/23	332,826
Fifth Third Bank NA(a)
1,125,000	1.800		01/30/23	1,154,689
First Horizon National Corp.(a)
1,000,000	3.550		05/26/23	1,029,990
ING Bank NV(b)
1,725,000	2.750		03/22/21	1,754,963
JPMorgan Chase & Co.(a)(c)
(3M USD LIBOR + 0.610%)
2,150,000	0.918		06/18/22	2,151,290
(3M USD LIBOR + 0.610%)
1,900,000	3.514		06/18/22	1,951,148
(3M USD LIBOR + 0.695%)
1,775,000	3.207		04/01/23	1,847,154
(SOFR + 1.455%)
1,025,000	1.514		06/01/24	1,042,005
KeyBank NA
675,000	2.400		06/09/22	698,240
725,000	1.250		03/10/23	735,614
Lloyds Banking Group PLC(a)(c) (1 Year CMT + 1.100%)
1,200,000	1.326		06/15/23	1,206,600
Macquarie Bank Ltd.(b)
1,225,000	2.100		10/17/22	1,256,225
Mitsubishi UFJ Financial Group, Inc.
1,000,000	2.623		07/18/22	1,038,320
1,550,000	3.761		07/26/23	1,682,959
Morgan Stanley, Inc.
450,000	2.500		04/21/21	457,610
950,000	3.125		01/23/23	1,007,570
(3M USD LIBOR + 0.847%)
1,125,000	3.737	(a)(c)	04/24/24	1,212,626
(3M USD LIBOR + 1.180%)
4,575,000	2.315	(a)(c)	01/20/22	4,592,705
MUFG Union Bank NA(a)
1,325,000	3.150		04/01/22	1,380,809
650,000	2.100		12/09/22	670,429

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
NatWest Markets PLC(b)
$2,000,000	3.625%		09/29/22	$ 2,095,280
Royal Bank of Canada
1,125,000	1.950		01/17/23	1,160,730
Royal Bank of Scotland Group PLC(a)(c) (1 Year CMT + 2.150%)
1,200,000	2.359		05/22/24	1,230,900
Santander UK PLC
775,000	2.500		01/05/21	782,920
950,000	2.100		01/13/23	979,659
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
1,200,000	4.247		01/20/23	1,245,192
State Street Corp.(a)(b)(c) (SOFR + 2.690%)
450,000	2.825		03/30/23	466,686
The Huntington National Bank(a)
1,250,000	3.125		04/01/22	1,303,050
1,050,000	1.800		02/03/23	1,080,481
Truist Bank(a)
1,700,000	1.250		03/09/23	1,724,361
(3M USD LIBOR + 0.500%)
1,450,000	3.525	(c)	10/26/21	1,463,572
UBS AG(a)(b)
1,475,000	1.750		04/21/22	1,502,494
UBS Group AG(b)
2,625,000	2.650		02/01/22	2,701,939
Wells Fargo & Co.
925,000	2.625		07/22/22	962,342
(SOFR + 1.600%)
3,125,000	1.654	(a)(c)	06/02/24	3,172,969
Westpac Banking Corp.
650,000	2.000		01/13/23	672,477

				92,449,503

Beverages – 1.9%
Anheuser-Busch InBev Finance, Inc.(a)
3,425,000	3.300		02/01/23	3,645,467
Constellation Brands, Inc.(a)
975,000	2.700		05/09/22	1,009,661
1,950,000	3.200		02/15/23	2,065,401
Keurig Dr Pepper, Inc.(a)
2,250,000	4.057		05/25/23	2,449,350

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
The Coca-Cola Co.
$525,000	2.950%		03/25/25	$ 577,180

				9,747,059

Building Materials(a)(b) – 0.5%
Carrier Global Corp.
2,400,000	1.923		02/15/23	2,448,984

Chemicals – 0.4%
Celanese US Holdings LLC(a)
350,000	3.500		05/08/24	370,065
Syngenta Finance NV(b)
1,485,000	3.933		04/23/21	1,494,073
The Sherwin-Williams Co.(a)
64,000	2.750		06/01/22	65,905

				1,930,043

Commercial Services – 1.3%
Global Payments, Inc.(a)
1,150,000	3.750		06/01/23	1,238,124
IHS Markit Ltd.(a)
2,223,000	5.000	(b)	11/01/22	2,386,146
475,000	3.625		05/01/24	508,735
PayPal Holdings, Inc.
1,800,000	2.200		09/26/22	1,863,090
775,000	1.350		06/01/23	789,694

				6,785,789

Computers – 1.9%
Apple, Inc.
800,000	0.750		05/11/23	807,480
Dell International LLC/EMC Corp.(a)(b)
1,175,000	4.420		06/15/21	1,206,690
3,300,000	5.450		06/15/23	3,610,860
Hewlett Packard Enterprise Co.(a)
1,400,000	2.250		04/01/23	1,442,686
2,175,000	4.450		10/02/23	2,377,079
325,000	4.650		10/01/24	364,861

				9,809,656

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Cosmetics/Personal Care – 0.0%
The Procter & Gamble Co.
$175,000	2.450%		03/25/25	$ 189,938

Diversified Financial Services – 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
725,000	4.450		12/16/21	732,178
1,500,000	4.125		07/03/23	1,466,160
AIG Global Funding(b)
675,000	2.150		07/02/20	675,000
675,000	3.350		06/25/21	693,104
525,000	0.826		07/07/23	525,021
(3M USD LIBOR + 0.460%)
525,000	0.757	(c)	06/25/21	525,872
Air Lease Corp.
1,425,000	3.500		01/15/22	1,435,602
500,000	2.250		01/15/23	493,585
1,150,000	2.750	(a)	01/15/23	1,136,752
825,000	2.300	(a)	02/01/25	788,312
American Express Co.(a)
1,350,000	3.375		05/17/21	1,380,928
Avolon Holdings Funding Ltd.(a)(b)
1,550,000	3.625		05/01/22	1,460,487
675,000	2.875		02/15/25	568,505
Capital One Financial Corp.(a)
1,600,000	3.450		04/30/21	1,633,840
725,000	2.600		05/11/23	757,516
(3M USD LIBOR + 0.720%)
1,300,000	1.480	(c)	01/30/23	1,273,935
The Charles Schwab Corp.(a)
1,125,000	3.250		05/21/21	1,151,550
USAA Capital Corp.(b)
150,000	1.500		05/01/23	153,828

				16,852,175

Electrical – 4.3%
American Electric Power Co., Inc.
1,475,000	2.150		11/13/20	1,484,204
Avangrid, Inc.(a)
650,000	3.200		04/15/25	710,262

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Berkshire Hathaway Energy Co.(a)(b)
$650,000	4.050%		04/15/25	$ 742,683
CenterPoint Energy, Inc.(a)
1,850,000	2.500		09/01/22	1,912,178
Dominion Energy, Inc.
2,700,000	2.715	(d)	08/15/21	2,756,457
1,200,000	2.450	(b)	01/15/23	1,244,688
DTE Energy Co.
475,000	2.600		06/15/22	491,036
FirstEnergy Corp.(a)
400,000	2.050		03/01/25	414,180
Florida Power & Light Co.(a)
375,000	2.850		04/01/25	411,030
Georgia Power Co.
1,000,000	2.100		07/30/23	1,040,610
NextEra Energy Capital Holdings, Inc.
925,000	3.342		09/01/20	929,190
1,200,000	2.900		04/01/22	1,248,048
NRG Energy, Inc.(a)(b)
1,225,000	3.750		06/15/24	1,296,479
Pacific Gas and Electric Co.(a)
1,250,000	1.750		06/16/22	1,251,925
Public Service Enterprise Group, Inc.(a)
675,000	2.875		06/15/24	721,433
Sempra Energy(a)(c)(3M USD LIBOR + 0.500%)
1,700,000	1.719		01/15/21	1,699,915
Southern Power Co.(a)
1,150,000	2.500		12/15/21	1,178,658
Vistra Operations Co. LLC(a)(b)
875,000	3.550		07/15/24	896,875
WEC Energy Group, Inc.
1,400,000	3.375		06/15/21	1,439,424
525,000	3.100		03/08/22	546,221

				22,415,496

Food & Drug Retailing – 0.9%
General Mills, Inc.(c) (3M USD LIBOR + 0.540%)
1,350,000	1.716		04/16/21	1,352,768
Mondelez International Holdings Netherlands B.V.(b)
775,000	2.125		09/19/22	798,676

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Mondelez International, Inc.(a)
$525,000	1.500%	05/04/25	$ 534,896
Nestle Holdings, Inc.(a)(b)
1,200,000	3.100	09/24/21	1,236,900
Sysco Corp.(a)
625,000	2.600	10/01/20	626,744

			4,549,984

Gas(a) – 0.3%
NiSource, Inc.
1,075,000	2.650	11/17/22	1,122,558
The East Ohio Gas Co.(b)
250,000	1.300	06/15/25	251,628

			1,374,186

Healthcare Providers & Services – 0.8%
DH Europe Finance II S.a.r.l.
1,000,000	2.050	11/15/22	1,032,620
Humana, Inc.
1,550,000	2.500	12/15/20	1,563,408
UnitedHealth Group, Inc.
1,500,000	1.950	10/15/20	1,506,825

			4,102,853

Insurance – 1.8%
Equitable Financial Life Global Funding(b)
700,000	1.400	07/07/25	700,924
Marsh & McLennan Cos., Inc.
1,675,000	3.500	12/29/20	1,699,740
Metropolitan Life Global Funding I(b)
1,625,000	3.375	01/11/22	1,695,168
575,000	1.950	01/13/23	594,182
600,000	0.900	06/08/23	603,636
New York Life Global Funding(b)
1,200,000	1.100	05/05/23	1,219,308
Protective Life Global Funding(b)
675,000	1.082	06/09/23	678,989
Reliance Standard Life Global Funding II(b)
1,600,000	2.625	07/22/22	1,644,224
275,000	2.150	01/21/23	280,896

			9,117,067

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Internet – 1.2%
Amazon.com, Inc.
$1,825,000	1.900%	08/21/20	$ 1,828,833
1,300,000	0.400	06/03/23	1,299,350
TD Ameritrade Holding Corp.(a)(c) (3M USD LIBOR + 0.430%)
2,950,000	1.117	11/01/21	2,942,064

			6,070,247

Iron/Steel(a) – 0.2%
Steel Dynamics, Inc.
1,240,000	2.400	06/15/25	1,274,621

Machinery-Diversified – 0.4%
John Deere Capital Corp.
300,000	3.200	01/10/22	312,378
400,000	1.200	04/06/23	407,476
Otis Worldwide Corp.(a)(b)(c) (3M USD LIBOR + 0.450%)
1,525,000	2.088	04/05/23	1,506,990

			2,226,844

Media – 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
4,525,000	4.464	07/23/22	4,826,003
Comcast Corp.(c) (3M USD LIBOR + 0.330%)
1,550,000	0.626	10/01/20	1,550,604
Fox Corp.
2,475,000	3.666	01/25/22	2,589,914
Sky Ltd.(b)
1,550,000	3.125	11/26/22	1,647,557
The Walt Disney Co.
825,000	3.350	03/24/25	915,412
Time Warner Cable LLC(a)
1,024,000	4.000	09/01/21	1,051,218
Time Warner Entertainment Co. LP
1,000,000	8.375	03/15/23	1,181,820

			13,762,528

Mining(a)(b) – 0.2%
Glencore Funding LLC
1,175,000	3.000	10/27/22	1,208,770

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing – 0.2%
Trane Technologies Global Holding Co. Ltd.
$1,300,000	2.900%		02/21/21	$ 1,316,432

Oil Field Services – 2.6%
BP Capital Markets America, Inc.
1,025,000	2.937		04/06/23	1,084,676
BP Capital Markets PLC
2,550,000	3.561		11/01/21	2,647,588
Canadian Natural Resources Ltd.(a)
825,000	2.050		07/15/25	826,469
Chevron Corp.
950,000	1.141		05/11/23	966,397
Exxon Mobil Corp.(a)
900,000	2.992		03/19/25	977,661
Newfield Exploration Co.
1,250,000	5.750		01/30/22	1,250,975
Occidental Petroleum Corp.
1,700,000	2.600		08/13/21	1,663,501
(3M USD LIBOR + 1.450%)
1,950,000	1.842	(a)(c)	08/15/22	1,772,706
Schlumberger Finance Canada Ltd.(b)
850,000	2.200		11/20/20	854,369
Suncor Energy, Inc.
1,175,000	2.800		05/15/23	1,226,829

				13,271,171

Pharmaceuticals – 4.7%
AbbVie, Inc.
1,225,000	3.375		11/14/21	1,269,198
2,350,000	2.150	(b)	11/19/21	2,395,002
1,975,000	2.300	(b)	11/21/22	2,043,078
Bayer US Finance II LLC(a)(b)(c) (3M USD LIBOR + 0.630%)
2,225,000	0.927		06/25/21	2,225,579
Becton Dickinson & Co.(a)
1,425,000	2.894		06/06/22	1,475,303
(3M USD LIBOR + 0.875%)
2,025,000	1.181	(c)	12/29/20	2,023,157
Bristol-Myers Squibb Co.(b)
1,175,000	2.550		05/14/21	1,197,572
1,325,000	2.600		05/16/22	1,376,092

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Cigna Corp.
$1,275,000	3.200%		09/17/20	$ 1,282,025
2,900,000	3.400		09/17/21	2,995,903
CVS Health Corp.(a)
2,200,000	2.125		06/01/21	2,228,182
2,276,000	3.700		03/09/23	2,442,535
1,325,000	4.000		12/05/23	1,454,863

				24,408,489

Pipelines(a) – 2.4%
Energy Transfer Operating LP
1,150,000	5.200		02/01/22	1,205,108
Kinder Morgan Energy Partners LP
2,275,000	3.950		09/01/22	2,399,715
MPLX LP
974,000	4.500		07/15/23	1,047,498
(3M USD LIBOR + 0.900%)
725,000	1.213	(c)	09/09/21	718,134
(3M USD LIBOR + 1.100%)
1,050,000	1.413	(c)	09/09/22	1,034,355
Plains All American Pipeline LP/PAA Finance Corp.
1,250,000	3.650		06/01/22	1,276,675
Sabine Pass Liquefaction LLC
2,300,000	6.250		03/15/22	2,450,351
Sunoco Logistics Partners Operations LP
1,222,000	4.400		04/01/21	1,245,560
The Williams Cos., Inc.
950,000	3.600		03/15/22	986,243

				12,363,639

Pipelines(a) – 0.4%
Kinder Morgan, Inc.(b)
700,000	5.625		11/15/23	790,419
The Williams Cos., Inc.
1,100,000	3.700		01/15/23	1,163,129

				1,953,548

Real Estate Investment Trust – 0.8%
American Tower Corp.
1,125,000	3.300	(a)	02/15/21	1,144,991
1,125,000	3.500		01/31/23	1,201,905

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
Crown Castle International Corp.
$1,075,000	5.250%		01/15/23	$ 1,191,776
700,000	1.350	(a)	07/15/25	703,983

				4,242,655

Retailing – 0.2%
Starbucks Corp.
300,000	1.300		05/07/22	303,999
The Home Depot, Inc.
550,000	3.250		03/01/22	577,346

				881,345

Savings & Loans(b) – 0.5%
Nationwide Building Society
1,325,000	2.000		01/27/23	1,363,584
(3M USD LIBOR + 1.181%)
1,175,000	3.622	(a)(c)	04/26/23	1,221,189

				2,584,773

Semiconductors – 1.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,550,000	3.000		01/15/22	1,590,688
Broadcom, Inc.(b)
1,600,000	3.125		04/15/21	1,626,368
3,125,000	3.125		10/15/22	3,254,594
1,475,000	3.625	(a)	10/15/24	1,602,764
1,125,000	4.700	(a)	04/15/25	1,266,761
NXP B.V./NXP Funding LLC(a)(b)
275,000	2.700		05/01/25	288,912

				9,630,087

Software – 1.4%
Adobe, Inc.
450,000	1.700		02/01/23	466,614
Fiserv, Inc.(a)
825,000	3.800		10/01/23	901,213
2,025,000	2.750		07/01/24	2,160,877
Infor, Inc.(a)(b)
1,225,000	1.450		07/15/23	1,232,387
Intuit, Inc.
450,000	0.650		07/15/23	450,932
500,000	0.950	(a)	07/15/25	501,135

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Oracle Corp.(a)
$1,400,000	2.500%		04/01/25	$ 1,500,856

				7,214,014

Telecommunication Services – 2.5%
AT&T, Inc.
1,625,000	3.000		02/15/22	1,692,048
1,174,000	3.200	(a)	03/01/22	1,224,787
1,075,000	3.000	(a)	06/30/22	1,123,407
300,000	4.050		12/15/23	332,676
275,000	4.450	(a)	04/01/24	308,099
150,000	3.550	(a)	06/01/24	164,016
(3M USD LIBOR + 0.950%)
1,245,000	2.169	(c)	07/15/21	1,254,699
T-Mobile USA, Inc.(a)(b)
2,250,000	3.500		04/15/25	2,453,985
Verizon Communications, Inc.
4,375,000	2.946		03/15/22	4,561,025

				13,114,742

Transportation(a) – 0.4%
Ryder System, Inc.
875,000	2.875		06/01/22	908,031
United Parcel Service, Inc.
1,000,000	3.900		04/01/25	1,135,350

				2,043,381

TOTAL CORPORATE OBLIGATIONS (Cost $319,819,604)				$326,592,882

Agency Debenture(c) – 1.7%
Federal Farm Credit Banks Funding Corp. (SOFR + 0.380%)
$8,900,000	0.460%		05/08/23	$ 8,923,318
(Cost $8,900,000)

Asset-Backed Securities – 12.2%
Automotive – 3.8%
Ally Master Owner Trust Series 2018-1, Class A2
$5,900,000	2.700%		01/17/23	$ 5,951,198
Ford Credit Auto Owner Trust Series 2016-2, Class A(b)
500,000	2.030		12/15/27	505,890
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1
5,200,000	2.160		09/15/22	5,212,223

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive – (continued)
Ford Credit Floorplan Master Owner Trust Series 2018-3, Class A1
$3,250,000	3.520%	10/15/23	$ 3,345,492
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A1(b)(c) (1M USD LIBOR + 0.640%)
1,750,000	0.825	02/15/23	1,731,785
Nissan Master Owner Receivables Trust Series 2017-C, Class A(c) (1M USD LIBOR + 0.320%)
3,100,000	0.505	10/17/22	3,098,024

			19,844,612

Credit Card – 4.0%
American Express Credit Account Master Trust Series 2019-2, Class A
2,050,000	2.670	11/15/24	2,133,523
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5
2,100,000	1.660	06/17/24	2,129,793
Evergreen Credit Card Trust Series 2019-1, Class A(b)(c) (1M USD LIBOR + 0.480%)
6,300,000	0.665	01/15/23	6,306,254
Evergreen Credit Card Trust Series 2019-2, Class A(b)
2,900,000	1.900	09/15/24	2,903,315
Master Credit Card Trust II Series 2020-1A, Class A(b)
3,600,000	1.990	09/21/24	3,706,797
Trillium Credit Card Trust II Series 2019-2A, Class A(b)
3,450,000	3.038	01/26/24	3,496,344

			20,676,026

Home Equity(c) – 0.0%
Centex Home Equity Loan Trust Series 2004-D, Class MV3 (1M USD LIBOR + 1.000%)
48,934	1.185	09/25/34	46,635
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE4, Class M3 (1M USD LIBOR + 2.250%)
3,067	2.435	05/25/34	3,091

			49,726

Student Loan(c) – 4.4%
Access Group, Inc. Series 2013-1, Class A(b) (1M USD LIBOR + 0.500%)
1,017,703	0.685	02/25/36	987,353
ECMC Group Student Loan Trust Series 2017-1A, Class A(b) (1M USD LIBOR + 1.200%)
2,590,919	1.385	12/27/66	2,539,287
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(b) (1M USD LIBOR + 0.800%)
238,671	0.985	06/25/26	238,059

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
$1,114,731	0.885%	02/25/39	$ 1,067,944
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(b )(3M LIBOR + 0.110%)
194,954	0.470	11/25/26	194,954
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
1,134,295	1.891	07/25/45	1,101,465
Navient Student Loan Trust Series 2016-7A, Class A(b)(1M USD LIBOR + 1.150%)
956,386	1.335	03/25/66	933,554
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
2,458,678	1.235	12/27/66	2,383,858
Nelnet Student Loan Trust Series 2012-3A, Class A(b) (1M USD LIBOR + 0.700%)
3,214,142	0.885	02/25/45	3,114,236
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
716,520	0.885	12/26/31	679,345
PHEAA Student Loan Trust Series 2014-3A, Class A(b) (1M USD LIBOR + 0.590%)
4,799,726	0.775	08/25/40	4,527,728
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
2,403,539	1.405	10/25/27	2,392,552
SLM Student Loan Trust Series 2007-1, Class A5 (3M USD LIBOR + 0.090%)
1,401,704	1.081	01/26/26	1,389,991
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
189,161	2.283	10/01/24	185,611
Utah State Board of Regents Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
1,100,000	1.537	05/01/35	1,061,259

			22,797,196

TOTAL ASSET-BACKED SECURITIES (Cost $63,682,205)			$ 63,367,560

Municipal Debt Obligation(a)(c) – 0.1%
Utah – 0.1%
Utah State Board of Regents Student Loan RB (Taxable) Series 2011, Class A2 (3M USD LIBOR + 0.000%)
$263,874	1.540%	05/01/29	$ 260,848
(Cost $264,267)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 3.7%
United States Treasury Inflation Indexed Note
$5,687,316	0.125%	07/15/22	$ 5,822,283
United States Treasury Notes
155,000	1.375	04/30/21	156,544
210,000	2.875	10/15/21	217,309
12,060,000	2.875 (e)	10/31/23	13,134,094

TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,649,158)			$ 19,330,230

Shares	Dividend Rate		Value

Investment Companies(f) – 14.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
72,775,032	0.155%		$ 72,775,032
Goldman Sachs Financial Square Money Market Fund - Institutional Shares
9,091	0.280		9,102

TOTAL INVESTMENT COMPANIES (Cost $72,784,116)			$ 72,784,134

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $484,099,350)			$491,258,972

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 3.4%
Certificates of Deposit(c) – 3.0%
Bayerische Landesbank (3M USD LIBOR + 0.470%)
$3,000,000	1.026%	02/03/22	$ 2,993,831
Credit Agricole Corporate & Investment Bank (3M USD LIBOR + 0.480%)
3,000,000	0.790	09/10/21	3,008,208
Nordea Bank AB NY (3M USD LIBOR + 0.320%)
2,270,000	0.861	05/05/21	2,274,399
Standard Chartered Bank (3M USD LIBOR + 0.420%)
3,000,000	0.728	09/18/20	3,003,053
Sumitomo Mitsui Banking Corp. (3M USD LIBOR + 0.350%)
4,190,000	1.526	07/16/21	4,196,508

			15,475,999

Commercial Paper(g) – 0.4%
NatWest Markets PLC
2,000,000	0.000	07/17/20	1,999,927

TOTAL SHORT-TERM INVESTMENTS (Cost $17,455,981)			$ 17,475,926

TOTAL INVESTMENTS – 98.3% (Cost $501,555,331)			$508,734,898

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%			8,625,422

NET ASSETS – 100.0%			$517,360,320

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2020.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an affiliated issuer.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
SOFR	— Secured Overnight Funding Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	265	09/30/20	$58,519,453	$13,284

Short position contracts:
Eurodollars	(167)	12/14/20	(41,628,925)	(1,015,024)
Eurodollars	(143)	03/15/21	(35,678,500)	(951,632)
5 Year U.S. Treasury Notes	(671)	09/30/20	(84,373,008)	(215,897)

Total				$(2,182,553)

TOTAL FUTURES CONTRACTS				$(2,169,269)

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 56.7%
Collateralized Mortgage Obligations – 1.4%
Interest Only(a) – 0.0%
FNMA STRIPS Series 151, Class 2
$75	9.500%	07/25/22	$ 4

Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB(-1x1M USD LIBOR + 37.567%)
13,398	36.656	02/16/32	19,057

Regular Floater(b) – 0.4%
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A(1M LIBOR + 0.450%)
418,466	0.624	10/07/20	416,714
NCUA Guaranteed Notes Trust Series 2010-R2, Class 2A(1M LIBOR + 0.470%)
1,033,906	0.644	11/05/20	1,028,245

			1,444,959

Sequential Fixed Rate – 0.9%
FHLMC REMIC Series 2329, Class ZA
287,336	6.500	06/15/31	328,791
FHLMC REMIC Series 4246, Class PT
91,744	6.500	02/15/36	109,359
FHLMC REMIC Series 4273, Class PD
494,433	6.500	11/15/43	600,738
FNMA REMIC Series 2011-52, Class GB
474,348	5.000	06/25/41	545,062
FNMA REMIC Series 2011-99, Class DB
467,140	5.000	10/25/41	535,402
FNMA REMIC Series 2012-111, Class B
56,554	7.000	10/25/42	69,953
FNMA REMIC Series 2012-153, Class B
255,454	7.000	07/25/42	322,974
GNMA REMIC Series 2002-42, Class KZ
761,290	6.000	06/16/32	856,494

			3,368,773

Sequential Floating Rate(b) – 0.1%
Angel Oak Mortgage Trust I LLC Series 2018-2, Class A1(c)
406,227	3.674	07/27/48	413,445
FHLMC REMIC Series 1760, Class ZB(10 Year CMT - 0.600%)
32,975	0.070	05/15/24	32,622

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B(6M USD LIBOR + 0.720%)
$123,747	1.693%	11/25/29	$ 113,669

			559,736

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 5,392,529

Commercial Mortgage-Backed Securities – 0.4%
Sequential Fixed Rate – 0.4%
BANK Series 2019-BN24, Class A3
$1,400,000	2.960%	11/15/62	$ 1,550,317

Federal Agencies – 54.9%
Adjustable Rate FHLMC(b) – 0.1%
(1 Year CMT + 2.224%)
$3,592	3.974%	11/01/32	$ 3,767
(1 Year CMT + 2.250%)
256,807	4.322	09/01/33	267,214

			270,981

Adjustable Rate FNMA(b) – 0.3%
(12M USD LIBOR + 1.670%)
17,289	3.670	11/01/32	18,000
(12M USD LIBOR + 1.591%)
32,323	3.591	12/01/32	33,640
(6M USD LIBOR + 1.413%)
335,879	2.538	05/01/33	345,136
(1 Year CMT + 2.223%)
9,187	3.228	06/01/33	9,625
(12M USD LIBOR + 1.656%)
320,166	3.715	10/01/33	333,084
(1 Year CMT + 2.196%)
193,627	3.851	02/01/35	203,280
(12M USD LIBOR + 1.531%)
254,127	3.750	09/01/35	264,037

			1,206,802

Adjustable Rate GNMA(b) – 0.3%
(1 Year CMT + 1.500%)
15,201	3.875	06/20/23	15,454
7,632	3.250	07/20/23	7,770
7,644	3.250	08/20/23	7,785
16,670	3.250	09/20/23	16,923
5,944	3.000	03/20/24	6,057
54,692	3.875	04/20/24	55,791
7,541	3.875	05/20/24	7,713
61,797	3.875	06/20/24	63,006
37,524	3.250	07/20/24	38,218
52,001	3.250	08/20/24	52,945
16,059	3.250	09/20/24	16,339
21,607	3.125	11/20/24	22,079
23,744	3.125	12/20/24	24,366
14,298	3.000	01/20/25	14,626

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
(1 Year CMT + 1.500%) – (continued)
$8,849	3.000%	02/20/25	$ 9,057
33,734	3.875	05/20/25	34,545
26,975	3.250	07/20/25	27,598
12,219	3.000	02/20/26	12,504
612	3.250	07/20/26	625
30,734	3.000	01/20/27	31,533
12,573	3.000	02/20/27	12,885
101,009	3.875	04/20/27	103,468
10,165	3.875	05/20/27	10,417
14,634	3.875	06/20/27	14,994
5,457	3.125	11/20/27	5,593
15,913	3.125	12/20/27	16,316
36,507	3.000	01/20/28	37,463
11,364	3.000	02/20/28	11,663
13,339	3.000	03/20/28	13,697
55,267	3.250	07/20/29	56,631
36,561	3.250	08/20/29	37,484
6,848	3.250	09/20/29	7,022
30,242	3.125	10/20/29	31,069
44,974	3.125	11/20/29	46,221
8,341	3.125	12/20/29	8,571
11,706	3.000	01/20/30	12,043
5,158	3.000	02/20/30	5,307
35,917	3.000	03/20/30	36,978
36,107	3.875	04/20/30	37,123
97,095	3.875	05/20/30	100,134
10,464	3.875	06/20/30	10,760
85,078	3.250	07/20/30	88,070
17,249	3.250	09/20/30	17,861
27,395	3.125	10/20/30	28,190
50,632	3.000	03/20/32	52,205

			1,267,099

FHLMC – 1.2%
2,724	6.500	07/01/21	2,777
470	6.500	08/01/22	487
10,244	9.000	10/01/22	10,314
33,231	4.500	10/01/23	34,519
144,291	5.000	08/01/24	150,913
17,270	6.500	07/01/28	18,386
243,709	4.500	03/01/29	267,296
3,589	8.000	07/01/30	3,969
11,200	5.000	08/01/33	12,847
2,199	5.000	09/01/33	2,523
4,347	5.000	10/01/33	4,987
2,853	5.000	11/01/34	3,286
160,644	5.000	12/01/34	184,984
7,859	5.000	07/01/35	9,049
717	5.000	11/01/35	822
15,681	5.000	12/01/35	18,025
23,582	5.000	02/01/37	26,985
1,881	5.000	03/01/38	2,153
82,755	5.000	07/01/39	94,740
12,939	4.000	06/01/40	14,218
5,501	5.000	08/01/40	6,283
1,668	4.500	11/01/40	1,857
115,971	4.000	02/01/41	127,248
1,263	5.000	04/01/41	1,441
5,662	5.000	06/01/41	6,459
203,030	5.000	07/01/41	231,612
7,909	4.000	11/01/41	8,656

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$11,449	3.000%	05/01/42	$ 12,242
14,319	3.000	08/01/42	15,310
14,883	3.000	01/01/43	15,943
58,904	3.000	02/01/43	63,274
1,418,751	4.000	03/01/48	1,512,150
1,628,273	4.000	04/01/48	1,721,441

			4,587,196

FNMA – 0.1%
3,373	6.500	11/01/28	3,742
32,873	7.000	07/01/31	39,394
338,673	5.500	07/01/33	393,225

			436,361

GNMA – 22.6%
30,467	7.000	12/15/27	33,982
11,134	6.500	08/15/28	12,461
69,781	6.000	01/15/29	78,588
85,580	7.000	10/15/29	96,290
30,990	5.500	11/15/32	35,232
521,463	5.500	12/15/32	602,337
19,726	5.500	01/15/33	22,552
39,179	5.500	02/15/33	45,284
43,215	5.500	03/15/33	49,870
44,616	5.500	07/15/33	51,208
17,028	5.500	08/15/33	19,385
10,007	5.500	09/15/33	11,352
21,924	5.500	04/15/34	24,909
8,897	5.500	05/15/34	9,764
260,176	5.500	06/15/34	302,818
192,433	5.500	09/15/34	224,169
187,654	5.500	12/15/34	218,283
138,914	5.500	01/15/35	162,347
78,677	5.000	03/15/38	89,115
1,472	5.000	11/15/38	1,696
6,392	4.000	02/20/41	7,024
9,810	4.000	11/20/41	10,767
1,613	4.000	01/20/42	1,771
5,209	4.000	04/20/42	5,709
3,030	4.000	10/20/42	3,321
380,423	4.000	08/20/43	414,941
5,324	4.000	03/20/44	5,797
6,396	4.000	05/20/44	6,964
441,632	4.000	11/20/44	479,909
1,971,811	4.000	06/20/45	2,137,783
495,826	4.000	01/20/46	535,701
488,950	4.500	02/20/48	529,102
2,254,965	4.500	05/20/48	2,433,796
1,228,072	4.500	08/20/48	1,321,052
306,954	5.000	08/20/48	335,113
8,599,713	4.500	09/20/48	9,246,784
2,588,900	5.000	10/20/48	2,821,947
1,532,298	5.000	11/20/48	1,667,958
2,970,679	5.000	12/20/48	3,229,274
3,490,686	5.000	01/20/49	3,791,274
3,746,065	4.000	02/20/49	3,983,825
1,460,707	4.000	03/20/49	1,552,390
370,150	4.500	03/20/49	395,832
2,898,202	5.000	03/20/49	3,144,600
1,486,391	4.000	05/20/49	1,576,086

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$431,665	4.500%	05/20/49	$ 461,346
1,528,943	5.000	05/20/49	1,657,736
30,000,000	2.500	TBA-30yr(d)	31,564,089
10,000,000	4.500	TBA-30yr(d)	10,678,352

			86,091,885

UMBS – 8.3%
50,543	5.500	02/01/23	52,657
73,430	5.000	06/01/23	80,246
611,590	5.000	08/01/23	637,677
102,164	5.500	08/01/23	107,188
1,153	4.500	07/01/36	1,278
1,873	4.500	04/01/39	2,098
8,033	4.500	05/01/39	9,048
3,693	4.000	08/01/39	4,058
15,933	4.500	08/01/39	17,946
298,869	4.500	12/01/39	336,625
14,339	4.500	01/01/41	15,965
106,242	4.500	05/01/41	118,621
93,505	4.500	08/01/41	103,711
97,833	4.500	08/01/42	109,673
14,873	3.000	11/01/42	16,248
158,812	3.000	12/01/42	173,610
398,696	3.000	01/01/43	435,935
70,228	3.000	02/01/43	76,788
472,025	3.000	03/01/43	516,112
770,715	3.000	04/01/43	842,700
519,951	3.000	05/01/43	568,516
93,768	3.000	06/01/43	102,585
801,422	3.000	07/01/43	876,777
1,455,666	4.500	10/01/44	1,610,917
950,805	4.500	04/01/45	1,076,269
105,784	4.500	05/01/45	119,743
578,231	4.500	06/01/45	639,901
520,258	4.000	11/01/45	565,358
177,514	4.000	03/01/46	191,996
14,309	4.500	05/01/46	15,464
111,260	4.000	06/01/46	119,878
28,331	4.000	08/01/46	30,525
159,898	4.500	08/01/46	172,803
184,330	4.000	10/01/46	198,609
60,429	4.500	06/01/47	67,742
1,801,763	4.500	11/01/47	1,964,630
462,613	4.000	12/01/47	508,009
474,204	4.000	01/01/48	520,589
1,599,896	4.000	02/01/48	1,744,875
1,312,564	4.000	03/01/48	1,424,138
1,530,587	4.000	06/01/48	1,679,348
549,244	4.000	08/01/48	594,903
2,244,281	5.000	11/01/48	2,522,759
9,734,126	5.000	10/01/49	10,628,000

			31,602,518

UMBS, 30 Year, Single Family(d) – 22.0%
50,000,000	2.500	TBA-30yr	52,075,589
10,000,000	3.000	TBA-30yr	10,527,734
17,000,000	3.500	TBA-30yr	17,876,562

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family(d) – (continued)
$3,000,000	4.000%	TBA-30yr	$ 3,178,477

			83,658,362

TOTAL FEDERAL AGENCIES			$209,121,204

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $212,286,436)			$216,064,050

Agency Debentures – 22.7%
FFCB
$3,000,000	3.430%	12/06/28	$ 3,544,410
720,000	5.270	05/01/29	961,027
1,150,000	3.290	01/25/30	1,362,187
FHLB
3,700,000	2.125	06/09/23	3,899,023
2,100,000	3.375	09/08/23	2,304,771
300,000	3.375	12/08/23	330,957
15,150,000	0.500	04/14/25	15,177,270
FHLMC
16,670,000	0.375	04/20/23	16,721,677
FNMA
1,400,000	1.875	09/24/26	1,506,834
2,600,000	6.250	05/15/29	3,766,100
4,000,000	6.625	11/15/30	6,187,040
Israel Government AID Bond(e)
1,400,000	5.500	09/18/23	1,621,760
500,000	5.500	12/04/23	586,360
700,000	5.500	04/26/24	833,336
New Valley Generation V
727,495	4.929	01/15/21	719,536
Tennessee Valley Authority
6,500,000	3.875	02/15/21	6,646,445
20,150,000	0.750	05/15/25	20,401,270

TOTAL AGENCY DEBENTURES (Cost $83,322,925)			$ 86,570,003

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 3.8%
Automotive – 1.3%
Ally Master Owner Trust Series 2018-1, Class A2
$4,100,000	2.700%	01/17/23	$ 4,135,579
Chesapeake Funding II LLC Series 2017-2A, Class A1(c)
329,465	1.990	05/15/29	330,824
Ford Credit Auto Owner Trust Series 2016-2, Class A(c)
400,000	2.030	12/15/27	404,712

			4,871,115

Collateralized Loan Obligation(b)(c) – 0.3%
Towd Point Mortgage Trust Series 2017-4, Class A2
1,030,153	3.000	06/25/57	1,119,114

Student Loan(b) – 2.2%
Access Group, Inc. Series 2015-1, Class A(c)(1M USD LIBOR + 0.700%)
392,219	0.885	07/25/56	383,226
ECMC Group Student Loan Trust Series 2018-2A, Class A(c)(1M USD LIBOR + 0.800%)
1,224,191	0.985	09/25/68	1,166,263
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(c)(3M LIBOR + 0.110%)
138,717	0.470	11/25/26	138,717
Higher Education Funding I Series 2014-1, Class A(c)(3M USD LIBOR + 1.050%)
1,187,718	1.410	05/25/34	1,130,988
Navient Student Loan Trust Series 2016-7A, Class A(c)(1M USD LIBOR + 1.150%)
664,607	1.335	03/25/66	648,741
Navient Student Loan Trust Series 2017-4A, Class A2(c)(1M USD LIBOR + 0.500%)
752,872	0.685	09/27/66	737,038
Nelnet Student Loan Trust Series 2013-5A, Class A(c)(1M USD LIBOR + 0.630%)
216,866	0.815	01/25/37	206,498
PHEAA Student Loan Trust Series 2016-1A, Class A(c)(1M USD LIBOR + 1.150%)
1,058,607	1.335	09/25/65	1,035,548
Scholar Funding Trust Series 2013-A, Class A(c)(1M USD LIBOR + 0.650%)
1,459,921	0.820	01/30/45	1,355,943
SLM Student Loan Trust Series 2008-5, Class A4(3M USD LIBOR + 1.700%)
716,856	2.691	07/25/23	705,187

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
Utah State Board of Regents Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
$800,000	1.537%	05/01/35	$ 771,825

			8,279,974

TOTAL ASSET-BACKED SECURITIES (Cost $14,503,291)			$ 14,270,203

Municipal Debt Obligations – 1.3%
Alaska(b) – 0.4%
Alaska State Student Loan Corp. Series 2013, Class A(1M USD LIBOR + 0.500%)
$1,409,863	0.684%	08/25/31	$ 1,381,852

New Hampshire(b)(f) – 0.3%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(3M USD LIBOR + 0.000%)
989,789	1.841	10/25/37	935,458

New Jersey – 0.6%
New Jersey Economic Development Authority Series A
2,000,000	7.425	02/15/29	2,416,800

Texas(b)(f) – 0.0%
Brazos Higher Education Authority, Inc. Series 2005-2, Class I-A12(3M USD LIBOR + 0.000%)
97,931	0.457	03/27/23	97,105

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,484,189)			$ 4,831,215

U.S. Treasury Obligations – 21.7%
United States Treasury Bonds
$900,000	3.125%	11/15/41	$ 1,218,234
3,500,000	3.750	11/15/43	5,207,891
3,830,000	3.625	02/15/44	5,604,966
9,390,000	3.375	05/15/44	13,276,580
3,320,000	3.125	08/15/44	4,526,094
6,400,000	2.875 (g)	11/15/46	8,506,000
5,080,000	2.750	11/15/47	6,642,100
980,000	3.375	11/15/48	1,438,916

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Bonds – (continued)
$630,000	2.000%	02/15/50	$ 721,055
United States Treasury Inflation Indexed Note
3,267,419	0.125	07/15/22	3,344,958
United States Treasury Note
840,000	1.625	10/31/26	902,212
United States Treasury Notes
3,730,000	2.875	05/31/25	4,199,747
4,360,000	2.875	07/31/25	4,924,075
8,260,000	1.625	05/15/26	8,849,170
1,010,000	2.125	05/31/26	1,111,947
970,000	1.375	08/31/26	1,026,078
United States Treasury Strip Coupon(h)
6,400,000	0.000	11/15/35	5,397,762
1,300,000	0.000	05/15/36	1,087,957
6,000,000	0.000	11/15/37	4,864,751

TOTAL U.S. TREASURY OBLIGATIONS (Cost $69,260,829)			$ 82,850,493

Shares	Dividend Rate		Value

Investment Company(i) – 25.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
96,211,570	0.155%		$ 96,211,570
(Cost $96,211,570)

TOTAL INVESTMENTS – 131.4% (Cost $480,069,240)			$ 500,797,534

LIABILITIES IN EXCESS OF OTHER ASSETS – (31.4)%			(119,664,554)

NET ASSETS – 100.0%			$ 381,132,980

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $125,900,803 which represents approximately 33.0% of the Fund’s net assets as of June 30, 2020.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $3,041,456, which represents approximately 0.8% of the Fund’s net assets as of June 30, 2020.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
UMBS	— Uniform Mortgage Backed Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	4.000%	TBA-30yr	07/21/20	$(4,000,000)	$(4,239,977)
UMBS, 30 Year, Single Family	4.500	TBA-30yr	07/14/20	(4,000,000)	(4,297,500)
UMBS, 30 Year, Single Family	5.000	TBA-30yr	05/21/20	(4,000,000)	(4,368,550)

TOTAL (Proceeds Receivable: $(12,920,938))					$(12,906,027)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	82	12/14/20	$20,440,550	$347,589
Ultra 10 Year U.S. Treasury Notes	25	09/21/20	3,937,109	15,802
2 Year U.S. Treasury Notes	172	09/30/20	37,982,438	8,481
10 Year U.S. Treasury Notes	54	09/21/20	7,515,281	188

Total				$372,060

Short position contracts:
Ultra Long U.S. Treasury Bonds	(20)	09/21/20	(4,363,125)	(27,872)
5 Year U.S. Treasury Notes	(116)	09/30/20	(14,586,094)	(15,416)
20 Year U.S. Treasury Bonds	(122)	09/21/20	(21,784,625)	(133,433)

Total				$(176,721)

TOTAL FUTURES CONTRACTS				$195,339

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.000%(a)	3M LIBOR	07/25/24	$11,100		$1,270	$180	$1,090
3M LIBOR(a)	0.500%(b)	09/16/25	3,430	(c)	26,962	28,747	(1,785)
3M LIBOR(a)	0.980(b)	05/21/30	4,980	(c)	7,257	(7,048)	14,305
1.160(a)	3M LIBOR(b)	05/21/35	4,990	(c)	(918)	5,896	(6,814)
0.855(a)	3M LIBOR(b)	04/09/45	3,430	(c)	26,306	123	26,183
3M LIBOR(a)	0.845(b)	04/10/50	3,560	(c)	(20,305)	128	(20,433)

TOTAL					$40,572	$28,026	$12,546

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2020.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At June 30, 2020, the Fund had the following written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1M IRS	Deutsche Bank AG (London)	0.395%	09/30/2020	(4,800,000)	$(4,800,000)	$(21,234)	$(60,960)	$39,726
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(5,700,000)	(5,700,000)	(56,164)	(59,822)	3,658
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(4,300,000)	(4,300,000)	(48,389)	(47,515)	(874)
6M IRS	Deutsche Bank AG (London)	0.395	09/30/2020	(4,800,000)	(4,800,000)	(21,234)	(49,920)	28,686
6M IRS	Deutsche Bank AG (London)	0.395	10/02/2020	(4,800,000)	(4,800,000)	(21,866)	(43,440)	21,574
6M IRS	JPMorgan Securities, Inc.	0.410	11/23/2020	(4,100,000)	(4,100,000)	(28,627)	(28,905)	278

				(28,500,000)	$(28,500,000)	$(197,514)	$(290,562)	$93,048

Puts
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(5,700,000)	(5,700,000)	(44,894)	(59,821)	14,927
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(4,300,000)	(4,300,000)	(24,906)	(47,515)	22,609
3M IRS	Deutsche Bank AG (London)	0.600	09/08/2020	(9,700,000)	(9,700,000)	(3,645)	(34,799)	31,154
6M IRS	JPMorgan Securities, Inc.	0.410	11/23/2020	(4,100,000)	(4,100,000)	(18,384)	(28,905)	10,521

				(23,800,000)	$(23,800,000)	$(91,829)	$(171,040)	$79,211

Total written option contracts				(52,300,000)	$(52,300,000)	$(289,343)	$(461,602)	$172,259

Abbreviation:
1M IRS	— 1 Month Interest Rate Swaptions
3M IRS	— 3 Months Interest Rate Swaptions
6M IRS	— 6 Months Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 34.4%
Collateralized Mortgage Obligations – 26.0%
Regular Floater(a) – 25.4%
FHLMC REMIC Series 1826, Class F(1M USD LIBOR + 0.400%)
$618	0.585%	09/15/21	$ 617
FHLMC REMIC Series 3371, Class FA(1M USD LIBOR + 0.600%)
504,783	0.785	09/15/37	509,777
FHLMC REMIC Series 3374, Class FT(1M USD LIBOR + 0.300%)
87,650	0.485	04/15/37	87,432
FHLMC REMIC Series 3545, Class FA(1M USD LIBOR + 0.850%)
126,188	1.035	06/15/39	127,735
FHLMC REMIC Series 4316, Class FY(1M USD LIBOR + 0.400%)
615,424	0.585	11/15/39	614,922
FHLMC REMIC Series 4477, Class FG(1M USD LIBOR + 0.300%)
2,236,326	0.670	10/15/40	2,227,329
FHLMC REMIC Series 4508, Class CF(1M USD LIBOR + 0.400%)
2,106,512	0.585	09/15/45	2,111,843
FHLMC REMIC Series 4751, Class FA(1M USD LIBOR + 0.250%)
6,581,075	0.435	03/15/39	6,545,981
FHLMC STRIPS Series 237, Class F23(1M USD LIBOR + 0.400%)
193,515	0.585	05/15/36	193,547
FHLMC STRIPS Series 350, Class F2(1M USD LIBOR + 0.350%)
8,483,828	0.720	09/15/40	8,493,803
FNMA REMIC Series 1998-66, Class FC(1M USD LIBOR + 0.500%)
10,925	0.694	11/17/28	10,936
FNMA REMIC Series 2006-72, Class XF(1M USD LIBOR + 0.500%)
140,441	0.685	08/25/36	141,019
FNMA REMIC Series 2007-33, Class HF(1M USD LIBOR + 0.350%)
32,169	0.535	04/25/37	32,136
FNMA REMIC Series 2007-36, Class F(1M USD LIBOR + 0.230%)
631,467	0.415	04/25/37	628,819
FNMA REMIC Series 2008-22, Class FD(1M USD LIBOR + 0.840%)
301,124	1.025	04/25/48	306,712
FNMA REMIC Series 2009-66, Class FP(1M USD LIBOR + 0.900%)
10,951,719	1.085	09/25/39	11,119,760
FNMA REMIC Series 2009-75, Class MF(1M USD LIBOR + 1.150%)
440,414	1.335	09/25/39	451,116
FNMA REMIC Series 2010-123, Class FL(1M USD LIBOR + 0.430%)
943,128	0.615	11/25/40	947,619
FNMA REMIC Series 2010-8, Class FE(1M USD LIBOR + 0.790%)
5,074,386	0.975	02/25/40	5,152,055

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(a) – (continued)
FNMA REMIC Series 2011-110, Class FE(1M USD LIBOR + 0.400%)
$1,473,737	0.585%	04/25/41	$ 1,475,246
FNMA REMIC Series 2011-63, Class FG(1M USD LIBOR + 0.450%)
345,779	0.635	07/25/41	347,097
FNMA REMIC Series 2012-56, Class FG(1M USD LIBOR + 0.500%)
636,869	0.685	03/25/39	636,524
FNMA REMIC Series 2013-96, Class FW(1M USD LIBOR + 0.400%)
89,478	0.585	09/25/43	89,792
FNMA REMIC Series 2014-19, Class FA(1M USD LIBOR + 0.400%)
457,712	0.585	11/25/39	457,357
FNMA REMIC Series 2014-19, Class FJ(1M USD LIBOR + 0.400%)
565,503	0.585	11/25/39	565,043
FNMA REMIC Series 2017-45, Class FA(1M USD LIBOR + 0.320%)
5,492,162	0.690	06/25/47	5,468,873
FNMA REMIC Series 2018-72, Class FB(1M USD LIBOR + 0.350%)
6,728,915	0.535	10/25/58	6,706,621
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A(1M LIBOR + 0.450%)
593,599	0.624	10/07/20	591,113
NCUA Guaranteed Notes Trust Series 2010-R2, Class 2A(1M LIBOR + 0.470%)
2,041,374	0.644	11/05/20	2,030,198

			58,071,022

Sequential Fixed Rate – 0.2%
FHLMC REMIC Series 4248, Class LM
416,998	6.500	05/15/41	500,326

Sequential Floating Rate(a) – 0.4%
FHLMC REMIC Series 3588, Class CW
789,917	4.176	10/15/37	811,115
FNMA REMIC Series 1997-20, Class F
32,701	2.184	03/25/27	33,022

			844,137

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 59,415,485

Commercial Mortgage-Backed Securities(a) – 3.9%
Sequential Floating Rate – 3.9%
FHLMC Multifamily Structured Pass-Through Certificates Series KS02, Class A(1M USD LIBOR + 0.380%)
$257,136	0.563%	08/25/23	$ 256,885
FHLMC Multifamily Structured Pass-Through Certificates Series KF19, Class A(1M USD LIBOR + 0.450%)
1,212,037	0.633	06/25/23	1,212,161

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
FHLMC Multifamily Structured Pass-Through Certificates Series KF31, Class A(1M USD LIBOR + 0.370%)
$2,677,024	0.553%	04/25/24	$ 2,680,749
FHLMC Multifamily Structured Pass-Through Certificates Series KF32, Class A(1M USD LIBOR + 0.370%)
3,089,008	0.553	05/25/24	3,093,173
FHLMC Multifamily Structured Pass-Through Certificates Series J15L, Class AFL(1M USD LIBOR + 0.350%)
1,592,535	0.533	08/25/25	1,565,078

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $)			$ 8,808,046

Federal Agencies – 4.5%
Adjustable Rate FHLMC(a) – 0.8%
(COF + 1.250%)
$252	2.134%	05/01/21	$ 251
5,042	4.065	06/01/29	5,236
11,764	2.234	04/01/30	11,683
(3 Year CMT + 2.557%)
257,731	4.364	08/01/28	261,209
(6M CMT + 2.221%)
54,536	4.049	05/01/29	56,109
(COF + 1.248%)
9,131	4.369	06/01/30	9,542
(COF + 1.198%)
902	2.448	02/01/31	901
(12M MTA + 2.155%)
4,589	4.230	06/01/31	4,802
(12M USD LIBOR + 1.860%)
421,759	2.735	05/01/34	440,496
(12M USD LIBOR + 1.750%)
381,816	3.461	05/01/35	401,676
(3 Year CMT + 2.107%)
5,511	6.145	05/01/35	5,827
(1 Year CMT + 2.265%)
647,452	4.157	01/01/38	675,430

			1,873,162

Adjustable Rate FNMA(a) – 3.3%
(1 Year CMT + 2.000%)
150	6.731	02/01/22	154
(1 year CMT + 1.500%)
1,645	3.429	05/20/22	1,647
(6M USD LIBOR + 1.750%)
6,037	3.500	02/01/23	6,124
(6M USD LIBOR + 1.890%)
64,771	3.552	01/01/24	65,920
(6M USD LIBOR + 1.925%)
47,662	3.800	03/01/24	48,628
(1 year CMT + 1.500%)
31,111	3.437	06/20/24	31,180

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
(COF + 1.250%)
$4,607	3.612%	06/01/27	$ 4,688
3,299	4.250	12/01/27	3,443
3,744	4.495	01/01/28	3,932
3,645	2.234	06/01/29	3,646
3,087	2.314	06/01/29	3,072
(1 Year CMT + 2.266%)
328,757	3.441	07/01/33	342,599
(1 Year CMT + 2.360%)
131,454	4.321	11/01/34	137,471
(COF + 1.254%)
1,961	4.101	05/01/36	2,036
(12M USD LIBOR + 1.983%)
612,596	3.911	03/01/37	646,458
(12M MTA + 1.400%)
36,742	3.091	06/01/40	37,416
(12M MTA + 1.200%)
3,811	2.891	02/01/41	3,859
(12M USD LIBOR + 1.550%)
311,279	3.905	09/01/44	320,361
(1M LIBOR + 0.300%)
5,867,243	0.485	08/25/48	5,846,781

			7,509,415

Adjustable Rate GNMA(a) – 0.4%
(1 Year CMT + 1.500%)
452,015	3.875	04/20/33	464,642
95,605	3.875	05/20/33	98,276
243,609	3.250	08/20/34	251,103

			814,021

FHLMC – 0.0%
2,047	7.000	04/01/21	2,050
3,448	7.000	08/01/21	3,527
20,103	7.000	05/01/22	20,945
37,153	7.000	06/01/22	38,560
487	4.500	05/01/23	504

			65,586

GNMA – 0.0%
13,556	7.000	04/15/26	15,064

UMBS – 0.0%
4,312	7.000	07/01/21	4,392
9,598	7.000	11/01/21	9,853
11,722	7.000	12/01/21	11,788
12,398	7.000	01/01/22	12,465
2,714	7.000	02/01/22	2,799

			41,297

TOTAL FEDERAL AGENCIES			$ 10,318,545

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $78,678,249)			$ 78,542,076

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 53.8%
Automotive(a) – 6.5%
Chesapeake Funding II LLC Series 2017-3A, Class A2(b)(1M USD LIBOR + 0.340%)
$1,169,730	0.525%	08/15/29	$ 1,166,727
GMF Floorplan Owner Revolving Trust Series 2017-2, Class A2(b)(1M USD LIBOR + 0.430%)
9,650,000	0.615	07/15/22	9,649,839
Nissan Master Owner Receivables Trust Series 2017-C, Class A(1M USD LIBOR + 0.320%)
4,100,000	0.505	10/17/22	4,097,387

			14,913,953

Collateralized Loan Obligations(b) – 19.8%
Anchorage Capital CLO Ltd. Series 2014-4RA, Class A(a)(3M USD LIBOR + 1.050%)
3,600,000	1.937	01/28/31	3,546,230
Apex Credit CLO II LLC Series 2017-2A, Class A(a)(3M USD LIBOR + 1.270%)
2,983,185	1.576	09/20/29	2,902,063
CBAM CLO Management LLC Series 2017-2A, Class A(a)(3M USD LIBOR + 1.240%)
3,500,000	2.375	10/17/29	3,460,684
Cedar Funding VII Clo Ltd. Series 18-7A, Class A1(a)(3M USD LIBOR + 1.000%)
3,000,000	2.135	01/20/31	2,929,629
Dryden 64 CLO Ltd. Series 18-64A, Class A(a)(3M USD LIBOR + 0.970%)
5,950,000	2.105	04/18/31	5,778,122
Halseypoint CLO 2 Ltd. Series 2020-2A, Class A1(c)(3M USD LIBOR + 1.860%)
1,300,000	0.000	07/20/31	1,287,000
Jamestown CLO X Ltd. Series 2017-10A, Class A1(a)(3M USD LIBOR + 1.250%)
4,750,000	2.385	07/17/29	4,670,547
Madison Park Funding XXX Ltd. Series 2018-30A, Class A(a)(3M USD LIBOR + 0.750%)
5,200,000	1.969	04/15/29	5,072,980
OCP CLO Ltd. Series 2014-5A, Class A1R(a)(3M USD LIBOR + 1.080%)
4,000,000	2.071	04/26/31	3,905,152
OCP CLO Ltd. Series 2017-13A, Class A1A(a)(3M USD LIBOR + 1.260%)
3,150,000	2.479	07/15/30	3,102,763
Pikes Peak Clo 2 Series 18-2A, Class A(a)(3M USD LIBOR + 1.290%)
6,700,000	2.425	01/18/32	6,553,866

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b) – (continued)
WhiteHorse X Ltd. Series 2015-10A, Class A1R(a)(3M USD LIBOR + 0.930%)
$1,551,375	2.065%	04/17/27	$ 1,539,171
Zais CLO Ltd. Series 2020-15A, Class A1(a)(3M USD LIBOR + 2.555%)
475,000	2.917	07/28/30	477,420

			45,225,627

Credit Card(a) – 17.4%
American Express Credit Account Master Trust Series 2017-2, Class A(1M USD LIBOR + 0.450%)
3,700,000	0.635	09/16/24	3,718,292
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5(1M LIBOR + 0.620%)
8,100,000	0.810	04/22/26	8,148,910
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7(1M LIBOR + 0.370%)
4,300,000	0.545	08/08/24	4,316,908
Evergreen Credit Card Trust Series 2019-1, Class A(b)(1M USD LIBOR + 0.480%)
8,700,000	0.665	01/15/23	8,708,637
Golden Credit Card Trust Series 2017-4A, Class A(b)(1M USD LIBOR + 0.520%)
11,200,000	0.705	07/15/24	11,222,978
Golden Credit Card Trust Series 2019-1A, Class A(b)(1M USD LIBOR + 0.450%)
3,500,000	0.635	12/15/22	3,501,981

			39,617,706

Student Loan(a) – 10.1%
Academic Loan Funding Trust Series 2013-1A, Class A(b)(1M USD LIBOR + 0.800%)
1,947,750	0.985	12/26/44	1,815,553
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A(1M USD LIBOR + 0.800%)
1,579,660	0.985	02/25/41	1,531,655
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(b)(1M USD LIBOR + 0.800%)
280,438	0.985	06/25/26	279,720
Educational Funding of the South, Inc. Series 2012-1, Class A(1M USD LIBOR + 1.050%)
1,331,099	1.235	03/25/36	1,290,153
Educational Services of America, Inc. Series 2012-1, Class A1(b)(1M USD LIBOR + 1.150%)
1,055,475	1.335	09/25/40	1,038,650
Educational Services of America, Inc. Series 2014-1, Class A(b)(1M USD LIBOR + 0.700%)
1,246,581	0.885	02/25/39	1,194,260

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(a) – (continued)
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(b)(3M LIBOR + 0.110%)
$153,714	0.470%	11/25/26	$ 153,714
Goal Capital Funding Trust Series 2010-1, Class A(b)(3M USD LIBOR + 0.700%)
32,362	1.060	08/25/48	30,403
Higher Education Funding I Series 2014-1, Class A(b)(3M USD LIBOR + 1.050%)
1,306,489	1.410	05/25/34	1,244,087
Illinois Student Assistance Commission Series 2010-1, Class A3(3M USD LIBOR + 0.900%)
899,614	1.891	07/25/45	873,576
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1(1M USD LIBOR + 0.750%)
3,064,073	0.923	12/01/31	2,948,678
Knowledgeworks Foundation Student Loan Series 2010-1, Class A(3M USD LIBOR + 0.950%)
944,249	1.310	02/25/42	915,968
Massachusetts Educational Financing Authority Series 2008-1, Class A1(3M USD LIBOR + 0.950%)
307,805	1.941	04/25/38	307,001
Missouri Higher Education Loan Authority Series 2010-2, Class A1(3M USD LIBOR + 0.850%)
1,752,986	1.210	08/27/29	1,698,129
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2(1M USD LIBOR + 1.000%)
1,593,266	1.190	05/20/30	1,571,872
NCUA Guaranteed Notes Series 2010-A1, Class A(1M LIBOR + 0.350%)
151,433	0.530	12/07/20	150,738
Northstar Education Finance, Inc. Series 2012-1, Class A(b)(1M USD LIBOR + 0.700%)
312,963	0.885	12/26/31	296,725
Rhode Island Student Loan Authority Series 2012-1, Class A1(1M USD LIBOR + 0.900%)
1,178,189	1.073	07/01/31	1,142,748
Scholar Funding Trust Series 2010-A, Class A(b)(3M USD LIBOR + 0.750%)
697,850	1.637	10/28/41	640,699
SLC Student Loan Center Series 2011-1, Class A(b)(1M USD LIBOR + 1.220%)
421,058	1.405	10/25/27	419,133
SLC Student Loan Trust Series 2010-1, Class A(3M USD LIBOR + 0.875%)
484,309	1.235	11/25/42	482,816

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(a) – (continued)
SLM Student Loan Trust Series 2008-2, Class A3(3M USD LIBOR + 0.750%)
$431,983	1.741%	04/25/23	$ 403,000
SLM Student Loan Trust Series 2008-5, Class A4(3M USD LIBOR + 1.700%)
234,357	2.691	07/25/23	230,542
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2(3M USD LIBOR + 0.850%)
144,123	2.283	10/01/24	141,418
Utah State Board of Regents Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
900,000	1.537	05/01/35	868,303
Utah State Board of Regents Series 2015-1, Class A(1M USD LIBOR + 0.600%)
1,512,618	0.768	02/25/43	1,415,421

			23,084,962

TOTAL ASSET-BACKED SECURITIES (Cost $124,390,384)			$122,842,248

Municipal Debt Obligations(a) – 4.4%
Alaska – 0.5%
Alaska State Student Loan Corp. Series 2013, Class A(1M USD LIBOR + 0.000%)
$1,092,148	0.684%	08/25/31	$ 1,070,449

New Hampshire(d) – 1.1%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(3M USD LIBOR + 0.000%)
1,072,271	1.841	10/25/37	1,013,413
New Hampshire State Higher Education Loan Corp. (Taxable-Student Loan) Series 2012-1(1M USD LIBOR + 0.000%)
1,617,670	0.684	10/25/28	1,564,061

			2,577,474

Rhode Island(d) – 0.1%
Rhode Island Student Loan Authority RB (Taxable - FFELP Loan Backed) Series 2014-1(1M USD LIBOR + 0.700%)
317,863	0.873	10/02/28	299,787

Utah – 2.7%
Utah State Board of Regents RB (Taxable-Student Loan) Series 2012-1(1M USD LIBOR + 0.000%)
6,125,549	0.934	12/26/31	5,828,283

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations(a) – (continued)
Utah– (continued)
Utah State Board of Regents Student Loan RB (Taxable) Series 2011, Class A2(d)(3M USD LIBOR + 0.000%)
$207,330	1.540%	05/01/29	$ 204,952

			6,033,235

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $10,439,443)			$ 9,980,945

U.S. Treasury Obligations(c) – 7.2%
United States Treasury Bills
$8,000,000	0.000%	08/04/20	$ 7,999,037
8,600,000	0.000	09/17/20	8,597,391

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,596,185)			$ 16,596,428

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $230,104,261)			$227,961,697

Short-term Investment – 3.8%
Repurchase Agreements – 3.8%
Citibank N.A
$8,700,000	0.090%	07/01/20	$ 8,700,000
Maturity Value: $8,700,022
Next Reset Date: 07/01/2020
Collateralized by Various Agency Bonds, 2.500% to 3.500%, due 05/01/2050, The aggregate market value of the collateral, including accrued interest, was $8,961,002.
(Cost $8,700,000)

TOTAL INVESTMENTS – 103.6% (Cost $238,804,261)			$236,661,697

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.6)%			(8,234,722)

NET ASSETS – 100.0%			$228,426,975

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MTA	— Monthly Treasury Average
NCUA	— National Credit Union Administration
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
UMBS	— Uniform Mortgage Backed Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

20 Year U.S. Treasury Bonds	2	09/21/20	$357,125	$1,833

Short position contracts:
Ultra Long U.S. Treasury Bonds	(3)	09/21/20	(654,469)	(1,673)
2 Year U.S. Treasury Notes	(41)	09/30/20	(9,053,953)	(5,242)
5 Year U.S. Treasury Notes	(78)	09/30/20	(9,807,891)	(18,484)
10 Year U.S. Treasury Bonds	(4)	09/21/20	(629,937)	(3,784)
10 Year U.S. Treasury Notes	(22)	09/21/20	(3,061,781)	(8,684)

Total				$(37,867)

TOTAL FUTURES CONTRACTS				$(36,034)

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.000%	3M LIBOR(a)	07/25/24	$11,600		$1,328	$184	$1,144
3M LIBOR(a)	0.980%(b)	05/21/30	2,650	(c)	3,862	(2,331)	6,193
1.160(b)	3M LIBOR(a)	05/21/35	2,770	(c)	(510)	(1,847)	1,337
0.855(b)	3M LIBOR(a)	04/09/45	1,990	(c)	15,262	71	15,191
3M LIBOR(a)	0.845(b)	04/10/50	2,070	(c)	(11,807)	74	(11,881)

TOTAL					$8,135	$(3,849)	$11,984

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2020.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 94.1%
United States Treasury Bonds
$560,000	3.375%		11/15/48	$ 822,237
310,000	2.000		02/15/50	354,805
United States Treasury Inflation Indexed Bonds
13,525,986	2.125		02/15/40	19,941,085
15,746,009	1.375		02/15/44	21,493,824
18,622,413	0.750		02/15/45	22,785,887
9,463,454	1.000		02/15/48	12,522,582
United States Treasury Inflation Indexed Notes
59,768,493	0.125		04/15/22	60,637,309
13,158,888	0.125		07/15/22	13,471,164
32,108,189	0.125		01/15/23	32,895,476
4,955,664	0.625		04/15/23	5,154,381
10,778,080	0.500		04/15/24	11,333,343
11,594,664	0.125		10/15/24	12,150,283
13,800,198	0.125		04/15/25	14,480,623
13,760,693	0.625		01/15/26	14,905,640
38,300,988	0.125		07/15/26	40,700,553
6,263,617	0.375		01/15/27	6,754,161
11,427,015	0.375	(a)	07/15/27	12,426,697
12,371,835	0.500		01/15/28	13,568,900
18,399,556	0.750		07/15/28	20,750,209
25,796,748	0.875		01/15/29	29,427,267
2,005,100	0.250		07/15/29	2,195,059
United States Treasury Note
6,950,000	3.125		11/15/28	8,398,641

TOTAL U.S. TREASURY OBLIGATIONS (Cost $347,225,881)				$377,170,126

Shares	Dividend Rate	Value

Investment Company(b) – 4.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
15,776,352	0.155%	$ 15,776,352
(Cost $15,776,352)

TOTAL INVESTMENTS – 98.1% (Cost $363,002,233)		$392,946,478

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		7,790,936

NET ASSETS – 100.0%		$400,737,414

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra 10 Year U.S. Treasury Notes	114	09/21/20	$17,953,219	$89,180
5 Year U.S. Treasury Notes	267	09/21/20	33,573,164	76,054
10 Year U.S. Treasury Notes	37	09/21/20	5,149,359	7,747

Total				$172,981

Short position contracts:
Eurodollars	(26)	09/14/20	(6,482,775)	(167,760)
Ultra Long U.S. Treasury Bonds	(16)	09/21/20	(3,490,500)	(7,299)
2 Year U.S. Treasury Notes	(21)	09/30/20	(4,637,390)	(1,279)
20 Year U.S. Treasury Bonds	(74)	09/21/20	(13,213,625)	(99,757)

Total				$(276,095)

TOTAL FUTURES CONTRACTS				$(103,114)

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.251%(a)	3M LIBOR	02/20/24	$13,700		$(797,094)	$86	$(797,180)
0.000(b)	3M LIBOR	07/25/24	30,700		3,512	496	3,016
2.104(a)	3M LIBOR	12/14/24	10,000		(529,864)	85	(529,949)
3M LIBOR(b)	0.500%(c)	09/16/25	7,230	(d)	56,832	59,323	(2,491)
2.007(a)	3M LIBOR	02/07/26	6,300		(326,598)	68	(326,666)
0.750(b)	3M LIBOR(c)	09/16/27	13,830	(d)	(253,992)	(197,818)	(56,174)
3M LIBOR(a)	2.103	02/07/29	6,300		459,063	82	458,981
3M LIBOR(b)	0.980(c)	05/21/30	10,910	(d)	15,898	(15,489)	31,387
1.160(b)	3M LIBOR(c)	05/21/35	10,950	(d)	(2,014)	13,059	(15,073)
0.855(b)	3M LIBOR(c)	04/09/45	6,640	(d)	50,927	239	50,688
3M LIBOR(b)	0.845(c)	04/10/50	6,870	(d)	(39,185)	247	(39,432)

TOTAL					$(1,362,515)	$(139,622)	$(1,222,893)

(a)	Payments made at termination date.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2020.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At June 30, 2020, the Fund had the following written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
6M IRS	BofA Securities LLC	0.408%	11/23/2020	(3,700,000)	$(3,700,000)	$(25,619)	$(26,270)	$651
1M IRS	Deutsche Bank AG (London)	0.395	09/30/2020	(2,400,000)	(2,400,000)	(10,617)	(30,480)	19,863
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(4,800,000)	(4,800,000)	(47,296)	(50,376)	3,080
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(3,600,000)	(3,600,000)	(40,512)	(39,780)	(732)
6M IRS	Deutsche Bank AG (London)	0.395	09/30/2020	(2,400,000)	(2,400,000)	(10,617)	(24,960)	14,343
6M IRS	Deutsche Bank AG (London)	0.395	10/02/2020	(2,400,000)	(2,400,000)	(10,933)	(21,720)	10,787
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(5,600,000)	(5,600,000)	(60,493)	(56,938)	(3,555)
1Y IRS	JPMorgan Securities, Inc.	0.500	04/06/2021	(5,700,000)	(5,700,000)	(63,084)	(64,553)	1,469
6M IRS	JPMorgan Securities, Inc.	0.410	11/23/2020	(5,100,000)	(5,100,000)	(35,609)	(35,955)	346

				(35,700,000)	$(35,700,000)	$(304,779)	$(351,032)	$46,252

Puts
6M IRS	BofA Securities LLC	0.408	11/23/2020	(3,700,000)	(3,700,000)	(16,746)	(26,270)	9,524
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(4,800,000)	(4,800,000)	(37,806)	(50,376)	12,570
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(3,600,000)	(3,600,000)	(20,851)	(39,780)	18,929
3M IRS	Deutsche Bank AG (London)	0.600	09/08/2020	(4,900,000)	(4,900,000)	(1,841)	(17,579)	15,738
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(5,600,000)	(5,600,000)	(41,158)	(56,938)	15,780
1Y IRS	JPMorgan Securities, Inc.	0.500	04/06/2021	(5,700,000)	(5,700,000)	(33,660)	(64,552)	30,892

6M IRS	JPMorgan Securities, Inc.	0.410	11/23/2020	(5,100,000)	(5,100,000)	(22,868)	(35,955)	13,087

				(33,400,000)	$(33,400,000)	$(174,931)	$(291,450)	$116,520

Total written option contracts				(69,100,000)	$(69,100,000)	$(479,710)	$(642,482)	$162,772

Abbreviation:
1M IRS	— 1 Month Interest Rate Swaptions
3M IRS	— 3 Months Interest Rate Swaptions
6M IRS	— 6 Months Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 55.1%
Collateralized Mortgage Obligations – 5.0%
Interest Only(a) – 0.0%
FHLMC REMIC Series 1161, Class U
$13	1,172.807%	11/15/21	$ 66

Inverse Floaters(b) – 0.0%
FNMA REMIC Series 1990-134, Class SC (-1x1M USD LIBOR + 21.600%)
90	21.323	11/25/20	93

Regular Floater(b) – 0.1%
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
276,848	0.535	04/25/37	276,568
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A (1M LIBOR + 0.450%)
724,107	0.624	10/07/20	721,074

			997,642

Sequential Fixed Rate – 4.9%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
997,181	3.250	04/25/38	982,697
FHLMC REMIC Series 1980, Class Z
219,730	7.000	07/15/27	250,651
FHLMC REMIC Series 2019, Class Z
161,461	6.500	12/15/27	181,223
FHLMC REMIC Series 2755, Class ZA
500,663	5.000	02/15/34	566,354
FHLMC REMIC Series 3530, Class DB
1,447,194	4.000	05/15/24	1,508,311
FHLMC REMIC Series 4246, Class PT
91,744	6.500	02/15/36	109,359
FHLMC REMIC Series 4273, Class PD
809,929	6.500	11/15/43	984,065
FHLMC REMIC Series 4619, Class NA
2,744,130	3.000	03/15/44	2,946,639
FHLMC REMIC Series 4663, Class KA
16,802,278	3.500	11/15/42	17,080,669
FNMA REMIC Series 2012-111, Class B
287,482	7.000	10/25/42	355,595
FNMA REMIC Series 2012-153, Class B
1,082,317	7.000	07/25/42	1,368,390
FNMA REMIC Series 2015-30, Class EA
5,017,656	3.000	05/25/45	5,346,615

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
GNMA REMIC Series 2019-35, Class A
$10,700,362	4.000%	12/20/48	$ 11,796,571

			43,477,139

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 44,474,940

Commercial Mortgage-Backed Securities – 3.9%
Sequential Fixed Rate – 3.9%
FHLMC Multifamily Structured Pass Through Certificates Series K716, Class A2
$15,938,398	3.130%	06/25/21	$ 16,159,242
FHLMC Multifamily Structured Pass Through Certificates Series K717, Class A2
18,407,216	2.991	09/25/21	18,722,359

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 34,881,601

Federal Agencies – 46.2%
Adjustable Rate FHLMC(b) – 0.3%
FHLMC (12M USD LIBOR + 1.840%)
$270,551	3.721%	11/01/34	$ 283,954
FHLMC (1 Year CMT + 2.250%)
664,093	3.821	06/01/35	696,051
FHLMC (12M USD LIBOR + 2.330%)
54,854	4.122	05/01/36	57,873
FHLMC (6M USD LIBOR + 2.055%)
13,983	3.930	10/01/36	14,621
FHLMC (12M USD LIBOR + 2.000%)
10,606	3.875	11/01/36	11,133
FHLMC (12M USD LIBOR + 1.763%)
121,562	3.707	06/01/42	126,364
FHLMC (12M USD LIBOR + 1.613%)
1,555,966	3.869	11/01/44	1,605,964

			2,795,960

Adjustable Rate FNMA(b) – 0.8%
FNMA (COF + 1.799%)
28,252	2.683	08/01/29	28,278
FNMA (12M USD LIBOR + 1.755%)
28,708	4.255	07/01/32	29,709
FNMA (12M USD LIBOR + 1.225%)
8,210	3.475	01/01/33	8,428

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
FNMA (12M USD LIBOR + 1.800%)
$376,527	3.064%	05/01/33	$ 394,484
FNMA (6M USD LIBOR + 2.250%)
45,109	4.125	08/01/33	46,925
FNMA (COF + 1.250%)
439,545	4.602	08/01/33	464,549
FNMA (1 Year CMT + 2.287%)
334,136	3.901	02/01/34	350,080
FNMA (12M USD LIBOR + 1.695%)
169,932	2.570	05/01/34	177,474
FNMA (12M USD LIBOR + 1.720%)
332,855	3.553	05/01/34	348,942
FNMA (1 Year CMT + 2.220%)
336,789	4.595	06/01/34	351,746
FNMA (12M USD LIBOR + 1.663%)
119,253	3.573	10/01/34	124,449
FNMA (12M USD LIBOR + 1.667%)
241,088	3.917	10/01/34	251,486
FNMA (12M USD LIBOR + 1.460%)
35,513	3.460	02/01/35	37,003
FNMA (12M USD LIBOR + 1.506%)
104,015	3.506	02/01/35	108,308
FNMA (12M USD LIBOR + 1.628%)
146,545	3.628	03/01/35	153,342
FNMA (12M USD LIBOR + 1.720%)
135,286	3.720	03/01/35	142,187
FNMA (12M USD LIBOR + 1.325%)
439,467	3.220	04/01/35	455,781
FNMA (12M USD LIBOR + 1.720%)
59,128	3.595	04/01/35	62,233
FNMA (12M USD LIBOR + 1.397%)
89,252	3.286	05/01/35	92,737
FNMA (1 Year CMT + 2.074%)
141,710	4.018	10/01/35	147,930
FNMA (12M USD LIBOR + 1.724%)
395,540	3.724	03/01/36	414,969
FNMA (12M USD LIBOR + 1.971%)
652,834	3.721	04/01/36	691,263
FNMA (12M MTA + 2.265%)
69,519	3.940	04/01/36	72,138
FNMA (12M MTA + 2.592%)
156,482	4.309	06/01/36	162,875

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
FNMA (12M USD LIBOR + 1.894%)
$374,382	4.643%	06/01/36	$ 391,585
FNMA (12M MTA + 2.344%)
725,498	4.070	07/01/36	752,878
FNMA (12M USD LIBOR + 1.935%)
87,688	3.889	11/01/36	92,239
FNMA (12M USD LIBOR + 1.935%)
26,777	4.060	11/01/36	28,119
FNMA (12M USD LIBOR + 1.730%)
475,190	3.705	07/01/37	497,765
FNMA (12M USD LIBOR + 1.820%)
3,857	3.945	12/01/46	4,092

			6,883,994

Adjustable Rate GNMA(b) – 0.3%
GNMA (1 Year CMT + 1.500%)
115,986	3.875	05/20/34	119,739
250,810	3.250	07/20/34	258,286
213,293	3.250	08/20/34	219,854
1,479,936	3.250	09/20/34	1,524,185
196,578	3.125	10/20/34	203,014
292,455	3.125	12/20/34	302,073

			2,627,151

FHLMC – 0.7%
19,705	7.000	04/01/22	20,273
487	4.500	05/01/23	504
4,831	7.500	01/01/31	5,685
29,020	4.500	07/01/33	32,903
810,110	4.500	08/01/33	918,491
1,661,178	4.500	09/01/33	1,883,267
160,646	4.500	10/01/33	182,138
3,774	4.500	04/01/34	4,274
4,164	4.500	04/01/35	4,529
1,343	4.500	07/01/35	1,460
7,817	4.500	08/01/35	8,503
32,612	4.500	09/01/35	35,929
8,530	4.500	10/01/35	9,277
1,352	4.500	12/01/35	1,532
1,065	4.500	05/01/36	1,158
98,591	4.500	01/01/38	107,243
2,111	4.500	04/01/38	2,366
482	4.500	05/01/38	541
5,923	4.500	06/01/38	6,442
157,947	4.500	09/01/38	172,600
3,195	4.500	01/01/39	3,579
89,254	4.500	02/01/39	100,018
46,181	4.500	03/01/39	51,752
9,012	4.500	04/01/39	10,100
254,974	4.500	05/01/39	285,735
750,762	4.500	06/01/39	841,336
16,653	4.500	07/01/39	18,663
36,088	4.500	08/01/39	40,442
50,276	4.500	09/01/39	56,342
9,484	4.500	10/01/39	10,628
17,583	4.500	11/01/39	19,705

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$32,734	4.500%	12/01/39	$ 36,682
29,278	4.500	01/01/40	32,811
8,370	4.500	02/01/40	9,349
23,298	4.500	04/01/40	25,981
34,839	4.500	05/01/40	38,801
42,817	4.500	06/01/40	47,688
36,644	4.500	07/01/40	40,812
33,251	4.500	08/01/40	37,033
22,393	4.500	09/01/40	24,939
8,588	4.500	10/01/40	9,565
13,907	4.500	02/01/41	15,497
28,181	4.500	03/01/41	31,467
75,399	4.500	04/01/41	84,191
67,631	4.500	05/01/41	75,518
136,564	4.500	06/01/41	152,492
10,316	4.500	07/01/41	11,519
320,368	4.500	08/01/41	357,706
341,919	4.500	09/01/41	380,843
20,777	4.500	12/01/41	23,200
255,279	4.500	03/01/42	285,054

			6,558,563

FNMA – 2.4%
21,576,435	4.207	07/01/21	21,925,681
95,393	7.500	10/01/37	112,487

			22,038,168

GNMA – 16.1%
58	5.500	07/15/20	58
1,223	6.500	01/15/32	1,353
6,186	6.500	02/15/32	7,177
5,132	6.500	08/15/34	6,107
11,059	6.500	05/15/35	13,008
2,761	6.500	06/15/35	3,217
7,559	6.500	07/15/35	8,897
2,919	6.500	08/15/35	3,424
6,095	6.500	09/15/35	7,158
2,329	6.500	10/15/35	2,741
12,043	6.500	11/15/35	14,169
6,325	6.500	12/15/35	7,420
25,521	6.500	01/15/36	29,945
28,185	6.500	02/15/36	33,182
17,373	6.500	03/15/36	20,397
49,750	6.500	04/15/36	58,295
81,813	6.500	05/15/36	96,151
63,244	6.500	06/15/36	74,349
212,958	6.500	07/15/36	252,082
224,734	6.500	08/15/36	265,369
429,421	6.500	09/15/36	510,195
148,900	6.500	10/15/36	175,582
211,992	6.500	11/15/36	253,410
92,336	6.500	12/15/36	108,588
61,530	6.500	01/15/37	72,370
23,138	6.500	02/15/37	27,169
10,264	6.500	03/15/37	12,051
21,758	6.500	04/15/37	25,638
13,678	6.500	05/15/37	16,271
15,931	6.500	08/15/37	18,700
59,667	6.500	09/15/37	70,168
60,535	6.500	10/15/37	74,042

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$26,652	6.500%	11/15/37	$ 31,294
14,121	6.500	05/15/38	16,722
57,087	6.000	11/15/38	67,756
2,889	6.500	01/15/39	3,342
13,689	6.500	02/15/39	16,063
8,443,311	4.500	08/20/47	9,165,685
206,755	4.500	02/20/48	223,734
566,005	4.500	05/20/48	610,893
2,851,845	4.500	09/20/48	3,066,427
8,229,799	4.500	12/20/48	8,820,103
23,849,582	5.000	12/20/48	25,925,662
1,741,595	4.500	01/20/49	1,863,659
11,723,797	5.000	05/20/49	12,711,367
2,628,591	5.000	06/20/49	2,849,192
54,000,000	2.500	TBA-30yr(d)	56,815,360
3,000,000	3.000	TBA-30yr(d)	3,176,740
15,000,000	5.000	TBA-30yr(d)	16,274,492

			143,907,174

UMBS – 6.2%
213,756	5.500	09/01/23	222,123
60,148	5.500	10/01/23	62,546
352,839	4.500	11/01/36	393,949
101,808	4.500	02/01/39	114,117
104,232	4.500	04/01/39	116,786
7,373	4.500	08/01/39	8,304
5,883	4.500	05/01/41	6,568
374,021	4.500	08/01/41	414,843
109,752	4.500	10/01/41	122,540
6,840,931	4.500	07/01/48	7,457,167
7,578,555	4.500	08/01/48	8,263,606
6,936,107	4.500	10/01/48	7,703,974
27,788,113	5.000	10/01/49	30,339,865

			55,226,388

UMBS, 30 Year, Single Family(d) – 19.4%
127,000,000	2.500	TBA-30yr	132,284,147
4,000,000	3.000	TBA-30yr	4,211,094
19,000,000	3.500	TBA-30yr	19,979,687
7,000,000	4.000	TBA-30yr	7,416,445
9,000,000	5.000	TBA-30yr	9,829,238

			173,720,611

TOTAL FEDERAL AGENCIES			$ 413,758,009

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $490,513,362)			$ 493,114,550

Agency Debentures – 20.2%
FHLB
$1,800,000	5.375%	08/15/24	$ 2,159,766
44,850,000	0.500	04/14/25	44,930,730
FHLMC
50,330,000	0.375	04/20/23	50,486,023

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Agency Debentures – (continued)
FNMA
$5,200,000	6.250%		05/15/29	$ 7,532,200
16,080,000	7.125		01/15/30	25,061,484
Tennessee Valley Authority
49,850,000	0.750		05/15/25	50,471,630

TOTAL AGENCY DEBENTURES (Cost $174,635,173)				$ 180,641,833

Asset-Backed Securities(b) – 0.1%
Student Loan – 0.1%
NCUA Guaranteed Notes Series 2010-A1, Class A (1M LIBOR + 0.350%)
$933,834	0.530%		12/07/20	$ 929,551
(Cost $933,834)

U.S. Treasury Obligations – 42.7%
United States Treasury Bonds
$7,370,000	3.750	%(e)	11/15/43	$ 10,966,330
410,000	3.375		05/15/44	579,702
10,000	3.000		11/15/45	13,473
200,000	2.875		11/15/46	265,812
110,000	3.000		02/15/48	150,494
1,400,000	3.375		11/15/48	2,055,594
780,000	2.000		02/15/50	892,734
United States Treasury Inflation Indexed Note
18,600,869	0.125		07/15/22	19,042,289
United States Treasury Notes
62,560,000	2.500		01/15/22	64,803,363
71,350,000	2.500		02/15/22	74,042,348
43,730,000	1.875		02/28/22	44,970,156
71,560,000	2.375		03/15/22	74,251,886
46,570,000	1.750		09/30/22	48,221,780
350,000	2.750		04/30/23	375,430
380,000	2.875		11/30/23	414,645
7,100,000	2.625		12/31/23	7,700,727
620,000	3.000		09/30/25	706,316
4,500,000	2.625		12/31/25	5,056,523
630,000	1.375		08/31/26	666,422

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Strip Coupon(f)
$28,900,000	0.000%	11/15/35	$ 24,374,272
2,800,000	0.000	05/15/36	2,343,291

TOTAL U.S. TREASURY OBLIGATIONS (Cost $365,514,926)			$ 381,893,587

Shares	Dividend Rate	Value

Investment Company(g) – 10.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
93,017,929	0.155%	$ 93,017,929
(Cost $93,017,929)

TOTAL INVESTMENTS – 128.5% (Cost $1,124,615,224)		$1,149,597,450

LIABILITIES IN EXCESS OF OTHER ASSETS – (28.5)%		(255,191,318)

NET ASSETS – 100.0%		$ 894,406,132

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $249,987,203 which represents approximately 28.0% of the Fund’s net assets as of June 30, 2020.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MTA	— Monthly Treasury Average
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
UMBS	— Uniform Mortgage Backed Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	222	12/14/20	$55,339,050	$1,014,299
2 Year U.S. Treasury Notes	1,670	09/30/20	368,782,970	84,887

Total				$1,099,186

Short position contracts:
Eurodollars	(254)	09/14/20	(63,331,725)	(24,204)
Ultra Long U.S. Treasury Bonds	(64)	09/21/20	(13,962,000)	(89,391)
5 Year U.S. Treasury Notes	(1,590)	09/30/20	(199,930,079)	(496,401)
10 Year U.S. Treasury Notes	(102)	09/21/20	(14,195,531)	(24,909)
10 Year U.S. Treasury Bonds	(117)	09/21/20	(18,425,672)	(132,948)
20 Year U.S. Treasury Bonds	(330)	09/21/20	(58,925,625)	(399,916)

Total				$(1,167,769)

TOTAL FUTURES CONTRACTS				$(68,583)

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.000%	3M LIBOR(a)	07/25/24	$9,300		$1,064	$—	$1,064
3M LIBOR(a)	0.980%(b)	05/21/30	10,960	(c)	15,971	(15,491)	31,462
1.160(b)	3M LIBOR(a)	05/21/35	10,970	(c)	(2,018)	12,972	(14,990)
0.855(b)	3M LIBOR(a)	04/09/45	6,010	(c)	46,095	216	45,879
3M LIBOR(a)	0.845(b)	04/10/50	6,240	(c)	(35,592)	224	(35,816)

TOTAL					$25,520	$(2,079)	$27,599

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2020.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 66.0%
Aerospace & Defense(a) – 0.7%
Bombardier, Inc.(b)
$125,000	7.500%		03/15/25	$ 81,562
The Boeing Co.
5,000,000	4.875		05/01/25	5,453,400
TransDigm, Inc.
2,445,000	6.500		07/15/24	2,347,200
120,000	6.500		05/15/25	112,200

				7,994,362

Agriculture – 0.8%
Altria Group, Inc.(a)
2,350,000	3.800		02/14/24	2,571,652
Archer-Daniels-Midland Co.(a)
1,250,000	2.750		03/27/25	1,357,088
BAT Capital Corp.(a)
4,925,000	2.764		08/15/22	5,100,182
Cargill, Inc.(b)
1,175,000	1.375		07/23/23	1,193,976

				10,222,898

Apparel – 0.1%
Ralph Lauren Corp.
1,450,000	1.700		06/15/22	1,473,838

Automotive – 1.8%
American Axle & Manufacturing, Inc.(a)
1,635,000	6.250		04/01/25	1,606,387
Clarios Global LP/Clarios US Finance Co.(a)(b)
120,000	8.500		05/15/27	120,900
Cooper-Standard Automotive, Inc.(a)(b)
145,000	5.625		11/15/26	91,350
Ford Motor Co.(a)
56,000	9.000		04/22/25	60,548
Ford Motor Credit Co. LLC
1,500,000	3.813		10/12/21	1,478,918
600,000	4.140	(a)	02/15/23	587,177
250,000	4.687	(a)	06/09/25	243,576
General Motors Co.
900,000	5.400		10/02/23	973,575
General Motors Financial Co., Inc.
5,475,000	3.200	(a)	07/06/21	5,535,937

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
$1,450,000	4.200%		11/06/21	$ 1,489,237
846,000	3.700	(a)	05/09/23	870,678
1,100,000	3.950	(a)	04/13/24	1,136,113
The Goodyear Tire & Rubber Co.(a)
2,140,000	5.125		11/15/23	2,043,700
Volkswagen Group of America Finance LLC(b)
2,325,000	2.900		05/13/22	2,400,004
(3M USD LIBOR + 0.770%)
4,000,000	1.204	(c)	11/13/20	4,001,680

				22,639,780

Banks – 16.7%
AIG Global Funding(b)
1,125,000	0.800		07/07/23	1,125,045
Banco do Brasil SA
350,000	4.750		03/20/24	362,469
Banco Santander SA
1,800,000	3.848		04/12/23	1,913,994
2,600,000	2.706		06/27/24	2,735,356
1,600,000	2.746		05/28/25	1,654,560
Bank of America Corp.
3,075,000	2.503	(a)	10/21/22	3,147,724
4,345,000	4.200		08/26/24	4,820,691
(3M USD LIBOR + 0.660%)
1,475,000	2.369	(a)(c)	07/21/21	1,476,357
(3M USD LIBOR + 0.790%)
11,000,000	3.004	(a)(c)	12/20/23	11,553,850
(3M USD LIBOR + 0.940%)
1,175,000	3.864	(a)(c)	07/23/24	1,274,899
Banque Federative du Credit Mutuel SA(b)
2,800,000	3.750		07/20/23	3,028,900
Barclays Bank PLC
1,100,000	5.140		10/14/20	1,112,001
Barclays PLC(a)(c)
(3M USD LIBOR + 1.380%)
2,550,000	1.766		05/16/24	2,520,318
(3M USD LIBOR + 2.452%)
3,600,000	2.852		05/07/26	3,751,560
BNP Paribas SA(b)
1,650,000	3.500		03/01/23	1,746,937
(SOFR + 2.074%)
1,125,000	2.219	(a)(c)	06/09/26	1,149,795
BPCE SA(b)
2,425,000	3.000		05/22/22	2,506,747
850,000	2.375		01/14/25	878,705

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Canadian Imperial Bank of Commerce
$2,625,000	0.950%		06/23/23	$ 2,634,634
CIT Bank NA(a)(c)(SOFR + 1.715%)
1,050,000	2.969		09/27/25	982,223
CIT Group, Inc.(a)
125,000	4.750		02/16/24	126,250
(SOFR + 3.827%)
2,850,000	3.929	(c)	06/19/24	2,785,875
Citibank NA(a)
1,425,000	3.650		01/23/24	1,562,598
Citigroup, Inc.
975,000	2.700	(a)	10/27/22	1,016,662
5,065,000	3.500		05/15/23	5,399,999
(3M USD LIBOR + 0.950%)
3,750,000	2.876	(a)(c)	07/24/23	3,900,825
(3M USD LIBOR + 1.023%)
1,045,000	4.044	(a)(c)	06/01/24	1,135,100
(SOFR + 3.234%)
1,275,000	4.700	(a)(c)	12/31/99	1,131,563
Citizens Bank NA(a)
3,200,000	3.250		02/14/22	3,318,752
2,075,000	2.250		04/28/25	2,197,425
Comerica Bank
1,450,000	2.500		07/23/24	1,521,760
Cooperatieve Rabobank UA(b)
2,700,000	2.625		07/22/24	2,865,456
Credit Agricole SA, Class B
3,700,000	4.375		03/17/25	4,097,676
Credit Suisse AG
2,500,000	6.500	(b)	08/08/23	2,743,550
675,000	2.950		04/09/25	729,763
Credit Suisse Group Funding Guernsey Ltd.
1,450,000	3.800		09/15/22	1,538,914
Danske Bank A/S(a)(b)
2,625,000	1.226		06/22/24	2,630,985
Fifth Third Bancorp(a)
1,550,000	1.625		05/05/23	1,587,324
690,000	2.375		01/28/25	727,384
First Horizon National Corp.(a)
1,525,000	3.550		05/26/23	1,570,735
1,500,000	4.000		05/26/25	1,555,800

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC(a)(c) (3M USD LIBOR + 1.000%)
$1,300,000	1.386%		05/18/24	$ 1,291,238
ING Groep NV
1,525,000	4.100		10/02/23	1,670,988
(1 Year CMT + 1.100%)
4,750,000	1.400	(a)(b)(c)	07/01/26	4,763,205
JPMorgan Chase & Co.
6,000,000	3.200		01/25/23	6,376,860
(3M USD LIBOR + 0.695%)
2,050,000	3.207	(a)(c)	04/01/23	2,133,332
(3M USD LIBOR + 0.730%)
7,490,000	3.559	(a)(c)	04/23/24	8,019,243
(3M USD LIBOR + 0.890%)
350,000	3.797	(a)(c)	07/23/24	379,512
(3M USD LIBOR + 1.000%)
2,950,000	4.023	(a)(c)	12/05/24	3,250,162
(3M USD LIBOR + 3.800%)
1,230,000	4.487	(a)(c)	12/29/49	1,157,479
(SOFR + 1.455%)
4,975,000	1.514	(a)(c)	06/01/24	5,057,535
(SOFR + 3.125%)
1,700,000	4.600	(a)(c)	12/31/99	1,515,125
Lloyds Banking Group PLC(a)(c)
(1 Year CMT + 1.100%)
3,275,000	1.326		06/15/23	3,293,012
(3M USD LIBOR + 1.249%)
1,375,000	2.858		03/17/23	1,416,511
Macquarie Bank Ltd.(b)
1,825,000	2.100		10/17/22	1,871,519
Mitsubishi UFJ Financial Group, Inc.
1,400,000	2.623		07/18/22	1,453,648
6,950,000	3.407		03/07/24	7,505,027
Morgan Stanley, Inc.
4,600,000	4.875		11/01/22	5,002,454
(3M USD LIBOR + 0.847%)
5,175,000	3.737	(a)(c)	04/24/24	5,578,081
(SOFR + 0.700%)
4,125,000	0.761	(a)(c)	01/20/23	4,106,726
MUFG Union Bank NA(a)
2,375,000	3.150		04/01/22	2,475,035
1,400,000	2.100		12/09/22	1,444,002
NatWest Markets PLC(b)
4,125,000	3.625		09/29/22	4,321,515
2,375,000	2.375		05/21/23	2,425,374
Regions Financial Corp.(a)
254,000	3.800		08/14/23	276,162
Royal Bank of Scotland Group PLC(a)(c)
(1 Year CMT + 2.150%)
1,325,000	2.359		05/22/24	1,359,119

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(3M USD LIBOR + 1.550%)
$2,525,000	4.519%		06/25/24	$ 2,743,362
(3M USD LIBOR + 1.762%)
1,175,000	4.269		03/22/25	1,277,378
Santander UK PLC
3,675,000	2.100		01/13/23	3,789,733
Standard Chartered PLC(a)(b)(c)(3M USD LIBOR + 1.150%)
1,275,000	4.247		01/20/23	1,323,016
Sumitomo Mitsui Financial Group, Inc.
1,925,000	1.474		07/08/25	1,926,405
Turkiye Vakiflar Bankasi TAO
200,000	8.125		03/28/24	205,250
380,000	5.250	(b)	02/05/25	348,413
UBS Group AG(b)
1,275,000	2.650		02/01/22	1,312,370
UniCredit SpA(b)
1,000,000	6.572		01/14/22	1,056,980
Wells Fargo & Co.
4,375,000	2.625		07/22/22	4,551,619
2,080,000	3.750	(a)	01/24/24	2,272,774
(SOFR + 1.600%)
3,525,000	1.654	(a)(c)	06/02/24	3,579,109
(SOFR + 2.000%)
4,350,000	2.188	(a)(c)	04/30/26	4,494,246
Wells Fargo Bank NA(a)
1,400,000	3.550		08/14/23	1,518,202
(3M USD LIBOR + 0.650%)
2,000,000	2.082	(c)	09/09/22	2,031,360

				205,094,242

Beverages – 1.5%
Anheuser-Busch InBev Finance, Inc.(a)
2,359,000	3.300		02/01/23	2,510,849
Anheuser-Busch InBev Worldwide, Inc.(c) (3M USD LIBOR + 0.740%)
2,725,000	2.051		01/12/24	2,716,416
Bacardi Ltd.(a)(b)
2,125,000	4.500		01/15/21	2,143,488
Constellation Brands, Inc.(a)
3,025,000	2.650		11/07/22	3,154,863
800,000	3.200		02/15/23	847,344
Diageo Capital PLC(a)
1,975,000	3.500		09/18/23	2,143,191

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
Keurig Dr Pepper, Inc.(a)
$3,900,000	4.057%		05/25/23	$ 4,245,540

				17,761,691

Biotechnology – 0.3%
Bio-Rad Laboratories, Inc.
3,576,000	4.875		12/15/20	3,633,395

Building Materials(a) – 1.1%
Carrier Global Corp.(b)
2,650,000	1.923		02/15/23	2,704,086
8,475,000	2.242		02/15/25	8,693,316
Fortune Brands Home & Security, Inc.
1,650,000	4.000		09/21/23	1,799,771
JELD-WEN, Inc.(b)
125,000	4.875		12/15/27	120,000
Summit Materials LLC/Summit Materials Finance Corp.(b)
115,000	6.500		03/15/27	117,300

				13,434,473

Chemicals – 1.6%
Celanese US Holdings LLC(a)
900,000	3.500		05/08/24	951,597
CNAC HK Finbridge Co. Ltd.
600,000	3.125		06/19/22	610,624
240,000	4.625		03/14/23	254,775
230,000	3.375		06/19/24	238,697
DuPont de Nemours, Inc.
2,150,000	2.169		05/01/23	2,190,441
6,800,000	4.205	(a)	11/15/23	7,457,152
International Flavors & Fragrances, Inc.
1,375,000	3.400		09/25/20	1,380,803
Kraton Polymers LLC/Kraton Polymers Capital Corp.(a)(b)
120,000	7.000		04/15/25	120,000
Sasol Financing International Ltd.
200,000	4.500		11/14/22	180,540
Sasol Financing USA LLC(a)
450,000	5.875		03/27/24	403,875
Syngenta Finance NV(b)
3,055,000	3.933		04/23/21	3,073,666
The Dow Chemical Co.(a)
1,125,000	3.150		05/15/24	1,200,195

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
The Sherwin-Williams Co.(a)
$35,000	2.750%		06/01/22	$ 36,042
Tronox, Inc.(a)(b)
1,985,000	6.500		05/01/25	1,982,519

				20,080,926

Commercial Services – 1.7%
Global Payments, Inc.(a)
3,800,000	3.750		06/01/23	4,091,194
IHS Markit Ltd.(a)
4,343,000	5.000	(b)	11/01/22	4,661,733
2,475,000	3.625		05/01/24	2,650,774
PayPal Holdings, Inc.
2,075,000	2.200		09/26/22	2,147,729
2,125,000	1.350		06/01/23	2,165,290
1,625,000	2.400	(a)	10/01/24	1,726,189
1,875,000	1.650	(a)	06/01/25	1,939,106
The ADT Security Corp.
2,050,000	4.125		06/15/23	2,044,875

				21,426,890

Computers(a) – 2.4%
Dell International LLC/EMC Corp.(b)
5,925,000	4.420		06/15/21	6,084,797
6,625,000	5.450		06/15/23	7,249,075
3,650,000	4.000		07/15/24	3,938,496
Hewlett Packard Enterprise Co.
800,000	4.400		10/15/22	856,312
475,000	2.250		04/01/23	489,483
4,998,000	4.450		10/02/23	5,462,364
700,000	4.650		10/01/24	785,855
(3M USD LIBOR + 0.720%)
3,525,000	2.093	(c)	10/05/21	3,516,117
NetApp, Inc.
1,300,000	1.875		06/22/25	1,317,914

				29,700,413

Distribution & Wholesale(a)(b) – 0.2%
Performance Food Group, Inc.
1,970,000	6.875		05/01/25	2,048,800

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
$250,000	4.500%		05/15/21	$ 251,463
1,125,000	3.950	(a)	02/01/22	1,123,324
1,500,000	4.125	(a)	07/03/23	1,466,160
640,000	6.500	(a)	07/15/25	669,773
AIG Global Funding(b)
299,000	2.300		07/01/22	308,460
Air Lease Corp.
1,975,000	3.500		01/15/22	1,989,694
2,375,000	2.250		01/15/23	2,344,529
3,586,000	2.750	(a)	01/15/23	3,544,689
1,500,000	2.300	(a)	02/01/25	1,433,295
1,100,000	3.375	(a)	07/01/25	1,098,999
Ally Financial, Inc.
1,975,000	4.125		02/13/22	2,024,375
1,300,000	4.625		05/19/22	1,352,754
American Express Co.(a)
395,000	2.500		08/01/22	409,410
1,525,000	3.700		08/03/23	1,659,383
320,000	2.500		07/30/24	339,130
(3M USD LIBOR + 0.750%)
1,200,000	1.306	(c)	08/03/23	1,198,044
(3M USD LIBOR + 3.285%)
646,000	3.598	(c)	12/29/49	551,522
Avolon Holdings Funding Ltd.(a)(b)
1,025,000	3.625		05/01/22	965,806
3,925,000	5.500		01/15/23	3,670,856
1,075,000	3.950		07/01/24	941,560
2,075,000	2.875		02/15/25	1,747,627
Capital One Financial Corp.
1,700,000	2.600	(a)	05/11/23	1,776,245
600,000	3.500		06/15/23	643,086
850,000	3.900	(a)	01/29/24	924,477
620,000	3.300	(a)	10/30/24	665,787
(3M USD LIBOR + 0.720%)
1,475,000	1.480	(a)(c)	01/30/23	1,445,426

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
GE Capital International Funding Co. Unlimited Co.
$1,675,000	2.342%		11/15/20	$ 1,685,569
Global Aircraft Leasing Co. Ltd.(a)(b)(d) (PIK 7.250%, Cash 6.500%)
1,550,000	6.500		09/15/24	1,092,750
Huarong Finance 2019 Co. Ltd.
380,000	3.750		05/29/24	390,688
Huarong Finance II Co. Ltd.
270,000	5.500		01/16/25	296,316
International Lease Finance Corp.
2,125,000	8.625		01/15/22	2,283,270
Nationstar Mortgage Holdings, Inc.(a)(b)
115,000	8.125		07/15/23	118,019
Park Aerospace Holdings Ltd.(a)(b)
900,000	5.250		08/15/22	843,192
The Western Union Co.(a)
1,025,000	2.850		01/10/25	1,067,937

				42,323,615

Electrical – 3.3%
Ameren Corp.(a)
1,250,000	2.500		09/15/24	1,326,363
Avangrid, Inc.(a)
1,375,000	3.200		04/15/25	1,502,476
Berkshire Hathaway Energy Co.(a)(b)
1,225,000	4.050		04/15/25	1,399,673
Calpine Corp.(a)
2,560,000	5.750		01/15/25	2,585,600
Dominion Energy, Inc.
2,125,000	2.715	(e)	08/15/21	2,169,434
1,750,000	2.450	(b)	01/15/23	1,815,170
525,000	3.071	(e)	08/15/24	564,307
DTE Energy Co.
650,000	2.600		06/15/22	671,944
645,000	2.250		11/01/22	665,924
FirstEnergy Corp.(a)
850,000	2.050		03/01/25	880,133
Georgia Power Co.
1,825,000	2.100		07/30/23	1,899,113
ITC Holdings Corp.(a)
4,050,000	2.700		11/15/22	4,223,299

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical– (continued)
NextEra Energy Capital Holdings, Inc.(a)
$2,625,000	3.150%	04/01/24	$ 2,850,461
NRG Energy, Inc.(a)(b)
4,525,000	3.750	06/15/24	4,789,034
Pacific Gas and Electric Co.(a)
5,575,000	1.750	06/16/22	5,583,585
Public Service Enterprise Group, Inc.(a)
975,000	2.875	06/15/24	1,042,070
Sempra Energy(a)(c)
(3M USD LIBOR + 0.500%)
1,350,000	1.719	01/15/21	1,349,932
(5 Year CMT + 4.550%)
1,250,000	4.875	12/31/99	1,249,163
Vistra Operations Co. LLC(a)(b)
3,325,000	3.550	07/15/24	3,408,125

			39,975,806

Electrical Components & Equipment(a)(b) – 0.2%
Energizer Holdings, Inc.
1,925,000	5.500	06/15/25	1,982,750
110,000	7.750	01/15/27	117,425

			2,100,175

Electronics(a) – 0.1%
Roper Technologies, Inc.
975,000	2.350	09/15/24	1,031,687

Entertainment(a)(b) – 0.0%
Lions Gate Capital Holdings LLC
125,000	5.875	11/01/24	118,125

Environmental(a) – 0.1%
Waste Management, Inc.
1,500,000	2.950	06/15/24	1,532,940

Food(a)(b) – 0.2%
US Foods, Inc.
2,120,000	5.875	06/15/24	2,014,000

Food & Drug Retailing – 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC(a)(b)
110,000	7.500	03/15/26	119,075
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
2,431,000	6.625	06/15/24	2,491,775

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
B&G Foods, Inc.(a)
$2,050,000	5.250%		04/01/25	$ 2,060,250
General Mills, Inc.
1,500,000	3.700	(a)	10/17/23	1,635,960
(3M USD LIBOR + 1.010%)
2,175,000	2.145	(c)	10/17/23	2,185,788
Mondelez International Holdings Netherlands B.V.(b)
1,225,000	2.125		09/19/22	1,262,424
Mondelez International, Inc.(a)
2,325,000	1.500		05/04/25	2,368,826
Smithfield Foods, Inc.(a)(b)
2,350,000	2.650		10/03/21	2,321,753
Sysco Corp.(a)
1,000,000	5.650		04/01/25	1,170,670
The JM Smucker Co.
275,000	3.000		03/15/22	285,070
Tyson Foods, Inc.(a)
875,000	3.900		09/28/23	954,459

				16,856,050

Gaming(a) – 0.2%
MGM Resorts International
805,000	6.750		05/01/25	795,944
1,181,000	5.750		06/15/25	1,169,190

				1,965,134

Gas(a) – 0.1%
NiSource, Inc.
1,100,000	2.650		11/17/22	1,148,664
The East Ohio Gas Co.(b)
575,000	1.300		06/15/25	578,743

				1,727,407

Healthcare Providers & Services – 1.5%
Acadia Healthcare Co., Inc.(a)
500,000	6.125		03/15/21	500,000
1,950,000	5.625		02/15/23	1,950,000
120,000	6.500		03/01/24	122,100
Centene Corp.(a)
1,900,000	4.250		12/15/27	1,959,470
DaVita, Inc.(a)
1,925,000	5.000		05/01/25	1,968,312

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
DH Europe Finance II S.a.r.l.(a)
$650,000	2.200%		11/15/24	$ 683,436
HCA, Inc.
1,089,000	5.875		05/01/23	1,178,843
1,330,000	5.375		02/01/25	1,426,425
Hill-Rom Holdings, Inc.(a)(b)
2,050,000	5.000		02/15/25	2,111,500
SSM Health Care Corp.(a)
2,335,000	3.688		06/01/23	2,507,160
Stryker Corp.(a)
1,275,000	1.150		06/15/25	1,282,599
Tenet Healthcare Corp.
500,000	6.750		06/15/23	495,000
1,952,000	5.125	(a)	05/01/25	1,883,680

				18,068,525

Household Products(a) – 0.3%
Prestige Brands, Inc.(b)
1,900,000	6.375		03/01/24	1,957,000
Spectrum Brands, Inc.
1,900,000	5.750		07/15/25	1,949,875

				3,906,875

Insurance – 0.7%
American International Group, Inc.
275,000	4.875		06/01/22	296,695
1,875,000	4.125		02/15/24	2,090,400
2,000,000	2.500	(a)	06/30/25	2,115,840
Equitable Financial Life Global Funding(b)
1,550,000	1.400		07/07/25	1,552,046
Protective Life Global Funding(b)
1,725,000	1.082		06/09/23	1,735,194
Reliance Standard Life Global Funding II(b)
1,025,000	2.150		01/21/23	1,046,976

				8,837,151

Internet – 0.3%
Netflix, Inc.
1,100,000	5.875		02/15/25	1,215,500

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Uber Technologies, Inc.(a)(b)
$2,030,000	7.500%		05/15/25	$ 2,042,688

				3,258,188

Iron/Steel(a) – 0.0%
Cleveland-Cliffs, Inc.
130,000	5.875		06/01/27	107,250
Steel Dynamics, Inc.
345,000	2.400		06/15/25	354,632

				461,882

Leisure Time(a)(b) – 0.0%
Viking Cruises Ltd.
115,000	5.875		09/15/27	67,850

Lodging(a) – 0.1%
Marriott International, Inc.
1,650,000	3.600		04/15/24	1,654,010

Machinery - Construction & Mining(a)(b) – 0.0%
The Manitowoc Co., Inc.
125,000	9.000		04/01/26	124,219

Machinery-Diversified(a)(b) – 0.6%
Otis Worldwide Corp.
4,000,000	2.056		04/05/25	4,193,960
(3M USD LIBOR + 0.450%)
3,000,000	2.088	(c)	04/05/23	2,964,570

				7,158,530

Media – 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
1,650,000	4.464		07/23/22	1,759,758
2,900,000	4.500		02/01/24	3,207,603
6,600,000	4.908		07/23/25	7,562,610
(3M USD LIBOR + 1.650%)
1,275,000	2.337	(c)	02/01/24	1,278,544
CSC Holdings LLC
1,150,000	6.750		11/15/21	1,204,625
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)
125,000	6.625		08/15/27	66,875
DISH DBS Corp.
2,565,000	6.750		06/01/21	2,613,094
Entercom Media Corp.(a)(b)
120,000	7.250		11/01/24	103,800

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Fox Corp.(a)
$3,150,000	4.030%	01/25/24	$ 3,485,821
Meredith Corp.(a)
120,000	6.875	02/01/26	100,200
Scripps Escrow, Inc.(a)(b)
120,000	5.875	07/15/27	113,700
The Walt Disney Co.
1,650,000	3.350	03/24/25	1,830,823
Time Warner Cable LLC(a)
1,448,000	4.000	09/01/21	1,486,488
Time Warner Entertainment Co. LP
1,701,000	8.375	03/15/23	2,010,276
Univision Communications, Inc.(a)(b)
125,000	5.125	05/15/23	126,138

			26,950,355

Mining(a)(b) – 0.1%
Glencore Funding LLC
625,000	3.000	10/27/22	642,963

Miscellaneous Manufacturing – 0.3%
General Electric Co.
1,000,000	2.700	10/09/22	1,040,830
Parker-Hannifin Corp.(a)
625,000	2.700	06/14/24	666,406
Trane Technologies Global Holding Co. Ltd.
1,875,000	2.900	02/21/21	1,898,700

			3,605,936

Oil & Gas Services(a) – 0.2%
Cenovus Energy, Inc.
2,185,000	3.000	08/15/22	2,121,591

Oil Field Services – 2.0%
BP Capital Markets America, Inc.
2,050,000	2.937	04/06/23	2,169,351
Canadian Natural Resources Ltd.(a)
1,400,000	2.950	01/15/23	1,445,976
1,875,000	2.050	07/15/25	1,878,338
Chevron Corp.(a)
2,225,000	1.554	05/11/25	2,288,679
Continental Resources, Inc.(a)
2,000,000	3.800	06/01/24	1,890,000

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Exxon Mobil Corp.(a)
$1,850,000	2.992%		03/19/25	$ 2,009,636
Gazprom PJSC Via Gaz Capital SA
670,000	5.999		01/23/21	685,075
Marathon Petroleum Corp.(a)
1,700,000	4.500		05/01/23	1,833,246
MEG Energy Corp.(a)(b)
78,000	7.000		03/31/24	66,300
Nabors Industries, Inc.
14,000	4.625		09/15/21	10,605
Newfield Exploration Co.
125,000	5.750		01/30/22	125,098
Oasis Petroleum, Inc.(a)
900,000	6.875		03/15/22	157,500
Occidental Petroleum Corp.
1,275,000	2.700		08/15/22	1,187,344
(3M USD LIBOR + 1.450%)
2,350,000	1.842	(a)(c)	08/15/22	2,136,338
Petrobras Global Finance B.V.
1,130,000	6.250		03/17/24	1,196,741
Suncor Energy, Inc.
3,375,000	2.800		05/15/23	3,523,871
Transocean Sentry Ltd.(a)(b)
1,900,000	5.375		05/15/23	1,615,000
USA Compression Partners LP/USA Compression Finance Corp.(a)
120,000	6.875		04/01/26	116,550
WPX Energy, Inc.(a)
120,000	5.250		09/15/24	118,500

				24,454,148

Packaging(a)(b) – 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2,035,000	6.000		02/15/25	2,083,331

Pharmaceuticals – 4.1%
AbbVie, Inc.
3,875,000	3.375		11/14/21	4,014,810
5,190,000	2.300	(b)	11/21/22	5,368,899
7,500,000	2.600	(a)(b)	11/21/24	7,956,000
Bausch Health Americas, Inc.(a)(b)
110,000	9.250		04/01/26	119,350

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Bausch Health Cos., Inc.(a)(b)
$525,000	5.875%		05/15/23	$ 523,688
1,875,000	7.000		03/15/24	1,945,312
Bayer US Finance II LLC(a)(b)(c) (3M USD LIBOR + 1.010%)
4,150,000	1.323		12/15/23	4,145,186
Becton Dickinson & Co.(a)
4,375,000	2.894		06/06/22	4,529,437
1,200,000	3.363		06/06/24	1,293,216
1,800,000	3.734		12/15/24	1,980,216
(3M USD LIBOR + 0.875%)
1,144,000	1.181	(c)	12/29/20	1,142,959
Bristol-Myers Squibb Co.(a)(b)
1,275,000	2.900		07/26/24	1,378,938
Cigna Corp.(a)
1,080,000	3.750		07/15/23	1,172,513
(3M USD LIBOR + 0.650%)
1,550,000	0.949	(c)	09/17/21	1,549,830
CVS Health Corp.(a)
9,155,000	3.700		03/09/23	9,824,871
365,000	2.625		08/15/24	388,119
Elanco Animal Health, Inc.
1,375,000	4.662		08/27/21	1,409,368
500,000	5.022	(a)	08/28/23	525,018
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(a)(b)
120,000	7.250		08/15/26	120,600
McKesson Corp.(a)
675,000	2.700		12/15/22	703,087

				50,091,417

Pipelines(a) – 3.3%
Enbridge, Inc.
2,725,000	2.900		07/15/22	2,826,860
Energy Transfer Operating LP
10,075,000	3.600		02/01/23	10,448,883
Energy Transfer Partners LP/Regency Energy Finance Corp.
150,000	4.500		11/01/23	160,604
EQM Midstream Partners LP
3,756,000	4.750		07/15/23	3,788,865
Genesis Energy LP/Genesis Energy Finance Corp.
1,285,000	6.000		05/15/23	1,156,500
Kinder Morgan, Inc.(b)
1,600,000	5.000		02/15/21	1,633,872

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
MPLX LP
$2,050,000	3.500%		12/01/22	$ 2,135,218
2,530,000	4.500		07/15/23	2,720,914
(3M USD LIBOR + 0.900%)
1,100,000	1.213	(c)	09/09/21	1,089,583
(3M USD LIBOR + 1.100%)
1,600,000	1.413	(c)	09/09/22	1,576,160
NGPL PipeCo LLC(b)
215,000	4.375		08/15/22	221,607
410,000	4.875		08/15/27	451,062
Sabine Pass Liquefaction LLC
4,275,000	6.250		03/15/22	4,554,457
225,000	5.625		04/15/23	245,907
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
1,950,000	5.125		02/01/25	1,872,000
Texas Eastern Transmission LP(b)
1,225,000	4.125		12/01/20	1,230,806
The Williams Cos., Inc.
1,095,000	4.125		11/15/20	1,098,154
2,025,000	3.600		03/15/22	2,102,254
Western Midstream Operating LP
1,300,000	5.375		06/01/21	1,296,750

				40,610,456

Pipelines(a) – 0.6%
Kinder Morgan, Inc.(b)
3,575,000	5.625		11/15/23	4,036,783
The Williams Cos., Inc.
3,250,000	3.700		01/15/23	3,436,517

				7,473,300

Real Estate(a) – 0.1%
China Evergrande Group
230,000	8.250		03/23/22	211,744
Kaisa Group Holdings Ltd.
200,000	11.500		01/30/23	204,442
Realogy Group LLC/Realogy Co-Issuer Corp.(b)
125,000	9.375		04/01/27	116,562
Yuzhou Properties Co. Ltd.
200,000	7.700		02/20/25	195,000

				727,748

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – 2.0%
Alexandria Real Estate Equities, Inc.(a)
$375,000	4.000%		01/15/24	$ 414,416
American Tower Corp.
4,000,000	3.000		06/15/23	4,268,640
1,325,000	3.375	(a)	05/15/24	1,439,692
1,150,000	2.400	(a)	03/15/25	1,208,328
1,400,000	1.300	(a)	09/15/25	1,404,424
Boston Properties LP(a)
175,000	4.125		05/15/21	178,413
Crown Castle International Corp.
5,211,000	5.250		01/15/23	5,777,066
1,750,000	1.350	(a)	07/15/25	1,759,957
National Retail Properties, Inc.(a)
435,000	3.900		06/15/24	460,443
Simon Property Group LP(a)
726,000	2.750		06/01/23	754,808
SL Green Operating Partnership LP(a)
2,575,000	3.250		10/15/22	2,577,034
Ventas Realty LP(a)
1,375,000	3.500		04/15/24	1,431,856
VEREIT Operating Partnership LP(a)
2,600,000	4.600		02/06/24	2,765,386
WP Carey, Inc.(a)
285,000	4.600		04/01/24	305,996
230,000	4.000		02/01/25	240,017

				24,986,476

Retailing(a) – 1.0%
1011778 BC ULC/New Red Finance, Inc.(b)
620,000	4.250		05/15/24	615,350
1,929,000	5.000		10/15/25	1,919,355
Alimentation Couche-Tard, Inc.(b)
425,000	2.700		07/26/22	435,838
AutoZone, Inc.
1,700,000	3.125		04/18/24	1,830,152
Beacon Roofing Supply, Inc.(b)
1,207,000	4.875		11/01/25	1,081,774
Nordstrom, Inc.
2,650,000	4.000		10/15/21	2,650,927

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
PetSmart, Inc.(b)
$2,090,000	5.875%		06/01/25	$ 2,100,450
Staples, Inc.(b)
120,000	10.750		04/15/27	70,500
Yum! Brands, Inc.(b)
1,875,000	7.750		04/01/25	2,022,656

				12,727,002

Savings & Loans(b) – 0.4%
Nationwide Building Society
2,725,000	2.000		01/27/23	2,804,352
(3M USD LIBOR + 1.181%)
2,075,000	3.622	(a)(c)	04/26/23	2,156,568

				4,960,920

Semiconductors – 2.7%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
5,455,000	3.625		01/15/24	5,862,488
Broadcom, Inc.(b)
5,375,000	3.125		10/15/22	5,597,901
4,625,000	2.250		11/15/23	4,777,995
5,250,000	3.625	(a)	10/15/24	5,704,755
2,550,000	4.700	(a)	04/15/25	2,871,326
Microchip Technology, Inc.
1,125,000	3.922		06/01/21	1,147,142
1,800,000	2.670	(b)	09/01/23	1,852,182
NXP B.V./NXP Funding LLC(b)
2,950,000	4.125		06/01/21	3,037,172
1,600,000	3.875		09/01/22	1,690,144
NXP B.V./NXP Funding LLC(a)(b)
250,000	2.700		05/01/25	262,648

				32,803,753

Software(a) – 0.9%
Fiserv, Inc.
1,950,000	3.800		10/01/23	2,130,141
2,975,000	2.750		07/01/24	3,174,622
Infor, Inc.(b)
1,025,000	1.450		07/15/23	1,031,181
1,075,000	1.750		07/15/25	1,079,902

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
Intuit, Inc.
$1,100,000	0.950%		07/15/25	$ 1,102,497
Oracle Corp.
2,825,000	2.500		04/01/25	3,028,513

				11,546,856

Telecommunication Services – 3.8%
AT&T, Inc.
900,000	3.000		02/15/22	937,134
1,324,000	3.200	(a)	03/01/22	1,381,276
975,000	3.000	(a)	06/30/22	1,018,904
3,225,000	3.600	(a)	02/17/23	3,461,489
1,800,000	4.050		12/15/23	1,996,056
2,400,000	3.900	(a)	03/11/24	2,638,488
1,850,000	4.450	(a)	04/01/24	2,072,666
950,000	3.550	(a)	06/01/24	1,038,768
CenturyLink, Inc.
1,810,000	6.450		06/15/21	1,848,462
CommScope Technologies LLC(a)(b)
130,000	6.000		06/15/25	124,800
CommScope, Inc.(a)
63,000	5.000	(b)	06/15/21	63,000
1,110,000	5.500	(b)	03/01/24	1,122,488
750,000	5.500		03/01/24	759,360
Level 3 Financing, Inc.(a)
1,925,000	5.375		05/01/25	1,970,719
Qwest Corp.
650,000	6.750		12/01/21	685,211
Sprint Communications, Inc.
770,000	6.000		11/15/22	812,350
Sprint Corp.
1,000,000	7.250		09/15/21	1,046,250
640,000	7.875		09/15/23	720,000
T-Mobile USA, Inc.(a)
1,120,000	6.000		04/15/24	1,143,800
8,050,000	3.500	(b)	04/15/25	8,779,813
1,575,000	1.500	(b)	02/15/26	1,574,905

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Telecom Italia SpA(b)
$1,125,000	5.303%	05/30/24	$ 1,175,625
Verizon Communications, Inc.
2,200,000	2.450 (a)	11/01/22	2,289,430
6,700,000	5.150	09/15/23	7,640,881

			46,301,875

Toys/Games/Hobbies(a)(b) – 0.0%
Mattel, Inc.
125,000	5.875	12/15/27	128,750

Transportation(a) – 0.5%
Ryder System, Inc.
2,350,000	2.875	06/01/22	2,438,712
United Parcel Service, Inc.
1,925,000	3.900	04/01/25	2,185,549
XPO Logistics, Inc.(b)
2,100,000	6.500	06/15/22	2,102,625

			6,726,886

Trucking & Leasing(a)(b) – 0.1%
SMBC Aviation Capital Finance DAC
1,200,000	3.550	04/15/24	1,223,436

TOTAL CORPORATE OBLIGATIONS (Cost $790,489,403)			$ 808,861,076

Mortgage-Backed Obligations – 20.2%
Collateralized Mortgage Obligations – 1.9%
Interest Only(f) – 0.9%
FHLMC REMIC Series 3852, Class SW(c) (-1x1M USD LIBOR + 6.000%)
$684,374	5.815%	05/15/41	$ 117,939
FHLMC REMIC Series 4314, Class SE(c) (-1x1M USD LIBOR + 6.050%)
539,565	5.865	03/15/44	95,126
FHLMC REMIC Series 4320, Class SD(c) (-1x1M USD LIBOR + 6.100%)
132,438	5.915	07/15/39	27,374
FHLMC REMIC Series 4468, Class SY(c) (-1x1M USD LIBOR + 6.100%)
892,576	5.915	05/15/45	180,626
FHLMC REMIC Series 4583, Class ST(c) (-1x1M USD LIBOR + 6.000%)
593,150	5.815	05/15/46	117,876

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
FHLMC REMIC Series 4792, Class SA(c) (-1x1M USD LIBOR + 6.200%)
$897,821	6.015%	05/15/48	$ 106,336
FHLMC REMIC Series 4936, Class ES(c) (-1x1M USD LIBOR + 6.000%)
358,533	5.815	12/25/49	46,298
FHLMC REMIC Series 4936, Class PS(c) (-1x1M USD LIBOR + 6.000%)
673,576	5.815	12/25/49	85,814
FHLMC REMIC Series 4980, Class KI
20,597,766	4.500	06/25/50	2,470,867
FHLMC STRIPS Series 304, Class C45
192,901	3.000	12/15/27	11,350
FNMA REMIC Series 2010-135, Class AS(c) (-1x1M USD LIBOR + 5.950%)
190,860	5.766	12/25/40	31,546
FNMA REMIC Series 2015-34, Class LS(c) (-1x1M USD LIBOR + 6.100%)
1,585,978	5.916	06/25/45	316,230
FNMA REMIC Series 2016-1, Class SJ(c) (-1x1M USD LIBOR + 6.150%)
893,946	5.966	02/25/46	160,453
FNMA REMIC Series 2017-31, Class SG(c) (-1x1M USD LIBOR + 6.100%)
942,288	5.916	05/25/47	186,576
FNMA REMIC Series 2017-86, Class SB(c) (-1x M USD LIBOR + 6.150%)
704,505	5.966	11/25/47	131,277
FNMA REMIC Series 2018-17, Class CS(c) (-1x1M USD LIBOR + 3.450%)
2,595,622	2.500	03/25/48	157,452
GNMA REMIC Series 2010-101, Class S(c)(-1x1M USD LIBOR + 6.000%)
133,247	5.810	08/20/40	25,723
GNMA REMIC Series 2010-20, Class SE(c) (-1x1M USD LIBOR + 6.250%)
97,420	6.060	02/20/40	19,830
GNMA REMIC Series 2013-124, Class CS(c) (-1x1M USD LIBOR + 6.050%)
554,916	5.860	08/20/43	113,975
GNMA REMIC Series 2013-134, Class DS(c) (-1x1M USD LIBOR + 6.100%)
62,211	5.910	09/20/43	12,658
GNMA REMIC Series 2013-152, Class TS(c) (-1x1M USD LIBOR + 6.100%)
203,146	5.910	06/20/43	39,899

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2014-117, Class SJ(c) (-1x1M USD LIBOR + 5.600%)
$1,584,943	5.410%	08/20/44	$ 290,965
GNMA REMIC Series 2014-132, Class SL(c) (-1x1M USD LIBOR + 6.100%)
561,970	5.910	10/20/43	79,303
GNMA REMIC Series 2014-133, Class BS(c)(-1x1M USD LIBOR + 5.600%)
503,243	5.410	09/20/44	91,915
GNMA REMIC Series 2014-158, Class SA(c) (-1x1M USD LIBOR + 5.600%)
743,421	5.405	10/16/44	138,965
GNMA REMIC Series 2014-162, Class SA(c) (-1x1M USD LIBOR + 5.600%)
214,228	5.410	11/20/44	36,564
GNMA REMIC Series 2015-110, Class MS(c) (-1x1M USD LIBOR + 5.710%)
4,730,439	5.520	08/20/45	775,332
GNMA REMIC Series 2015-111, Class IM
720,057	4.000	08/20/45	80,995
GNMA REMIC Series 2015-123, Class SP(c) (-1x1M USD LIBOR + 6.250%)
378,703	6.060	09/20/45	71,376
GNMA REMIC Series 2015-57, Class AS(c) (-1x1M USD LIBOR + 5.600%)
867,749	5.410	04/20/45	147,039
GNMA REMIC Series 2015-95, Class GI
402,602	4.500	07/16/45	73,513
GNMA REMIC Series 2016-109, Class IH
1,933,090	4.000	10/20/45	217,176
GNMA REMIC Series 2016-27, Class IA
309,715	4.000	06/20/45	28,649
GNMA REMIC Series 2017-112, Class SJ(c) (-1X 1M USD LIBOR + 5.660%)
398,184	5.470	07/20/47	61,802
GNMA REMIC Series 2018-105, Class SC(c) (-1x1M USD LIBOR + 6.200%)
352,265	6.010	08/20/48	53,698
GNMA REMIC Series 2018-122, Class HS(c) 1X 1M USD LIBOR + 6.200%)
862,376	6.010	09/20/48	164,186
GNMA REMIC Series 2018-122, Class SE(c) (-1x1M USD LIBOR + 6.200%)
934,060	6.010	09/20/48	143,330

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2018-139, Class SQ(c) (-1x1M USD LIBOR + 6.150%)
$1,095,270	5.960%	10/20/48	$ 162,900
GNMA REMIC Series 2018-147, Class SA(c) (-1x1M USD LIBOR + 6.200%)
2,059,622	6.010	10/20/48	355,257
GNMA REMIC Series 2018-72, Class IB
331,461	4.000	04/20/46	41,287
GNMA REMIC Series 2019-1, Class SN(a)(c) (-1x1M USD LIBOR + 6.050%)
1,093,278	5.860	01/20/49	161,270
GNMA REMIC Series 2019-110, Class SD(c) (-1x1M USD LIBOR + 6.100%)
974,778	5.910	09/20/49	158,077
GNMA REMIC Series 2019-110, Class SE(c) (-1x1M USD LIBOR + 6.100%)
1,019,359	5.910	09/20/49	144,531
GNMA REMIC Series 2019-128, Class IO
1,645,638	4.000	10/20/49	196,048
GNMA REMIC Series 2019-129, Class AI
2,912,017	3.500	10/20/49	362,500
GNMA REMIC Series 2019-151, Class IA
4,172,356	3.500	12/20/49	491,719
GNMA REMIC Series 2019-151, Class NI
4,053,212	3.500	10/20/49	364,883
GNMA REMIC Series 2019-20, Class SF(c)(-1x1M USD LIBOR + 3.790%)
2,325,390	3.600	02/20/49	198,465
GNMA REMIC Series 2019-4, Class SJ(a)(c) (-1X 1M USD LIBOR + 6.050%)
871,460	5.860	01/20/49	140,200
GNMA REMIC Series 2019-52, Class SK(a)(c) (-1X 1M USD LIBOR + 6.050%)
2,073,068	5.860	04/20/49	282,474
GNMA REMIC Series 2019-69, Class S(a)(c) (-1x1M USD LIBOR + 3.270%)
2,671,446	3.080	06/20/49	208,938
GNMA REMIC Series 2019-78, Class SE(a)(c) (-1X 1M USD LIBOR + 6.100%)
514,021	5.910	06/20/49	76,956
GNMA REMIC Series 2019-97, Class SC(c) (-1x1M USD LIBOR + 6.100%)
803,387	5.910	08/20/49	117,537

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2019-98, Class SC(c)(-1x1M USD LIBOR + 6.050%)
$1,452,636	5.860%	08/20/49	$ 212,568
GNMA REMIC Series 2020-61, Class GI
8,781,288	5.000	05/20/50	822,147

			11,407,790

Regular Floater(c) – 0.0%
FNMA REMIC Series 2007-33, Class HF(1M USD LIBOR + 0.350%)
16,572	0.535	04/25/37	16,555

Sequential Fixed Rate – 1.0%
FHLMC REMIC Series 4619, Class NA
1,532,522	3.000	03/15/44	1,645,618
FHLMC REMIC Series 4630, Class MC
1,065,038	4.000	08/15/54	1,159,397
FHLMC REMIC Series 4649, Class ML
7,772,671	4.000	11/15/54	8,600,587
FNMA REMIC Series 2012-111, Class B
18,851	7.000	10/25/42	23,318
FNMA REMIC Series 2012-153, Class B
67,225	7.000	07/25/42	84,993

			11,513,913

Sequential Floating Rate(b)(c) – 0.0%
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
221,341	3.750	05/28/52	234,992

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 23,173,250

Commercial Mortgage-Backed Securities(b) – 0.2%
Sequential Fixed Rate – 0.1%
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E
$1,200,000	2.500%	11/15/52	$ 776,995
CSAIL 2020-C19 Commercial Mortgage Trust Series 2020-C19, Class E
884,000	2.500	03/15/53	473,666

			1,250,661

Sequential Floating Rate(c) – 0.1%
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A(1M USD LIBOR + 0.900%)
601,295	1.085	09/15/35	578,529

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A(1M USD LIBOR + 0.830%)
$122,401	1.024%	06/15/35		$ 121,179

				699,708

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 1,950,369

Federal Agencies – 18.1%
GNMA – 7.7%
$4,663,689	4.500%	08/20/47		$ 5,062,694
613,908	5.000	08/20/48		670,226
2,130,506	5.000	11/20/48		2,319,127
10,525,851	5.000	12/20/48		11,442,115
5,572,875	4.500	01/20/49		5,963,462
4,807,765	4.500	03/20/49		5,141,346
1,733,670	5.000	03/20/49		1,881,062
5,376,180	4.500	05/20/49		5,745,840
7,872,367	5.000	05/20/49		8,535,507
15,000,000	2.500	TBA-30yr	(g)	15,782,045
12,000,000	4.500	TBA-30yr	(g)	12,814,022
18,000,000	5.000	TBA-30yr	(g)	19,529,390

				94,886,836

UMBS – 1.9%
32,868	4.500	11/01/48		36,055
21,111,256	5.000	10/01/49		23,049,879

				23,085,934

UMBS, 30 Year, Single Family(g) – 8.5%
73,000,000	2.500	TBA-30yr		76,048,089
5,000,000	3.500	TBA-30yr		5,257,812
3,000,000	4.000	TBA-30yr		3,178,477
18,000,000	5.000	TBA-30yr		19,658,475

				104,142,853

TOTAL FEDERAL AGENCIES				$222,115,623

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $244,507,862)				$247,239,242

Asset-Backed Securities – 4.6%
Automotive(b) – 0.0%
Ford Credit Auto Owner Trust Series 2016-2, Class A
$450,000	2.030%	12/15/27		$ 455,301

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b) – 3.2%
AIMCO CLO Series 2017-AA, Class A(c)(3M USD LIBOR + 1.260%)
$3,150,000	2.395%	07/20/29	$ 3,108,376
Bowman Park CLO Ltd. Series 2014-1A, Class AR(c)(3M USD LIBOR + 1.180%)
481,110	1.540	11/23/25	480,968
BSPRT Issuer Ltd. Series 2018 FL4, Class A(c)(1M USD LIBOR + 1.050%)
4,400,000	1.235	09/15/35	4,312,095
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R(c)(3M USD LIBOR + 1.230%)
3,100,000	1.543	06/09/30	3,055,143
Crown City CLO I Series 2020-1A, Class A1(h)(3M USD LIBOR + 2.050%)
2,500,000	0.000	07/20/30	2,499,990
Cutwater Ltd. Series 2014-1A, Class A1AR(c)(3M USD LIBOR + 1.250%)
1,112,001	2.469	07/15/26	1,100,398
Halseypoint CLO 2 Ltd. Series 2020-2A, Class A1(h)(3M USD LIBOR + 1.860%)
5,250,000	0.000	07/20/31	5,197,500
KREF Ltd. Series 2018-FL1, Class A(c)(1M USD LIBOR + 1.100%)
2,400,000	1.294	06/15/36	2,368,051
Madison Park Funding XXX Ltd. Series 2018-30A, Class A(c)(3M USD LIBOR + 0.750%)
4,200,000	1.969	04/15/29	4,097,407
Newark BSL CLO 1 Ltd. Series 2016-1A, Class A1R(c)(3M USD LIBOR + 1.100%)
3,000,000	2.091	12/21/29	2,946,810
OCP CLO Ltd. Series 2015-8A, Class A1R(c)(3M USD LIBOR + 0.850%)
1,247,555	1.985	04/17/27	1,240,703
Orec Ltd. Series 2018-CRE1, Class A(c)(1M USD LIBOR + 1.180%)
1,500,000	1.365	06/15/36	1,435,788
Parallel Ltd. Series 2015-1A, Class AR(c)(3M USD LIBOR + 0.850%)
844,754	1.985	07/20/27	833,352
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A(c)(1M USD LIBOR + 0.850%)
35,349	1.035	06/25/35	33,881
Recette CLO Ltd. Series 2015-1A, Class AR(c)(3M USD LIBOR + 0.920%)
3,052,250	2.055	10/20/27	3,028,699
Whitehorse Ltd. Series 2014-9A, Class AR(c)(3M USD LIBOR + 1.160%)
836,871	2.295	07/17/26	833,408

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b) – (continued)
WhiteHorse VIII Ltd. Series 2014-1A, Class AR(c)(3M USD LIBOR + 0.900%)
$195,317	1.587%	05/01/26	$ 192,506
Zais CLO Ltd. Series 2020-15A, Class A1(c)(3M USD LIBOR + 2.555%)
2,625,000	2.917	07/28/30	2,638,374

			39,403,449

Student Loan(c) – 1.4%
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A(1M USD LIBOR + 0.800%)
457,872	0.985	02/25/41	443,958
Educational Funding of the South, Inc. Series 2012-1, Class A(1M USD LIBOR + 1.050%)
1,844,127	1.235	03/25/36	1,787,399
Educational Services of America, Inc. Series 2012-1, Class A1(b)(1M USD LIBOR + 1.150%)
27,776	1.335	09/25/40	27,333
Educational Services of America, Inc. Series 2014-1, Class A(b)(1M USD LIBOR + 0.700%)
527,400	0.885	02/25/39	505,264
Educational Services of America, Inc. Series 2015-2, Class A(b)(1M USD LIBOR + 1.000%)
433,945	1.185	12/25/56	427,444
Illinois Student Assistance Commission Series 2010-1, Class A3(3M USD LIBOR + 0.900%)
1,486,318	1.891	07/25/45	1,443,299
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1(1M USD LIBOR + 0.750%)
1,562,883	0.923	12/01/31	1,504,024
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2(1M USD LIBOR + 1.000%)
1,194,950	1.190	05/20/30	1,178,904
Navient Student Loan Trust Series 2016-7A, Class A(b)(1M USD LIBOR + 1.150%)
794,287	1.335	03/25/66	775,325
Northstar Education Finance, Inc. Series 2012-1, Class A(b)(1M USD LIBOR + 0.700%)
57,651	0.885	12/26/31	54,660
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(b)(1M USD LIBOR + 0.550%)
35,764	0.735	05/25/57	33,988
PHEAA Student Loan Trust Series 2016-1A, Class A(b)(1M USD LIBOR + 1.150%)
1,260,246	1.335	09/25/65	1,232,796

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
SLC Student Loan Center Series 2011-1, Class A(b)(1M USD LIBOR + 1.220%)
$2,643,308	1.405%		10/25/27	$ 2,631,225
SLC Student Loan Trust Series 2005-3, Class A3(3M USD LIBOR + 0.120%)
714,326	0.433		06/15/29	695,989
SLM Student Loan Trust Series 2005-5, Class A4(3M USD LIBOR + 0.140%)
862,104	1.131		10/25/28	836,683
SLM Student Loan Trust Series 2007-7, Class A4(3M USD LIBOR + 0.330%)
717,473	1.321		01/25/22	676,431
SLM Student Loan Trust Series 2008-4, Class A4(3M USD LIBOR + 1.650%)
263,034	2.641		07/25/22	256,067
SLM Student Loan Trust Series 2012-3, Class A(1M USD LIBOR + 0.650%)
884,506	0.835		12/27/38	844,492
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2(3M USD LIBOR + 0.850%)
207,177	2.283		10/01/24	203,288
Utah State Board of Regents Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
1,200,000	1.537		05/01/35	1,157,737

				16,716,306

TOTAL ASSET-BACKED SECURITIES (Cost $57,358,331)				$ 56,575,056

Foreign Debt Obligations – 1.2%
Sovereign – 1.2%
Abu Dhabi Government International Bond
$870,000	2.500%		10/11/22	900,450
Dominican Republic
403,333	7.500		05/06/21	416,316
Perusahaan Penerbit SBSN Indonesia III(b)
3,530,000	2.300		06/23/25	3,534,412
Qatar Government International Bond
870,000	2.375		06/02/21	879,516
1,840,000	3.375	(b)	03/14/24	1,969,950
690,000	3.400	(b)	04/16/25	752,100
Republic of Colombia(a)
1,510,000	4.000		02/26/24	1,591,162

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Egypt(b)
	$550,000	4.550%	11/20/23	$ 544,500
Republic of Indonesia
	200,000	5.875	01/15/24	226,563
EUR	250,000	2.150 (b)	07/18/24	289,564
Republic of Nigeria
	$1,390,000	6.750	01/28/21	1,408,678
Republic of Turkey
	200,000	4.250	03/13/25	186,375
Saudi Government International Bond(b)
	800,000	2.900	10/22/25	848,000
Ukraine Government Bond
	1,500,000	7.750	09/01/21	1,550,250

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $14,690,791)				$ 15,097,836

Municipal Debt Obligations – 0.7%
California(a) – 0.0%
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2019 C
	$380,000	3.146%	05/01/23	$ 393,680

Connecticut – 0.3%
Connecticut State GO Bonds Series A
	3,000,000	3.130	01/15/24	3,209,580

Illinois(a) – 0.3%
Chicago Illinois GO Bonds Prerefunded Taxable Series B
	2,753,000	7.750	01/01/42	3,609,128

New Hampshire(a)(c) – 0.1%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(3M USD LIBOR + 0.000%)
	1,484,683	1.841	10/25/37	1,403,186

Utah(a)(c) – 0.0%
Utah State Board of Regents Student Loan RB (Taxable) Series 2011, Class A2(3M USD LIBOR + 0.000%)
	292,147	1.540	05/01/29	288,796

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $8,422,428)				$ 8,904,370

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(i) – 0.2%
United States Treasury Notes
$100,000	1.875%	02/28/22	$ 102,836
610,000	0.500	04/30/27	610,763
850,000	2.875	08/15/28	1,006,187

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,602,406)			$ 1,719,786

Shares	Dividend Rate		Value

Investment Company(j) – 11.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
138,714,692	0.155%		$ 138,714,692
(Cost $138,714,692)

Shares	Description		Value

Exchange Traded Funds – 2.5%
287,246	iShares 0-5 Year High Yield Corporate Bond ETF		12,319,981
600,013	SPDR Portfolio Short Term Corporate Bond ETF		18,804,407

TOTAL EXCHANGE TRADED FUNDS (Cost $30,842,944)			$ 31,124,388

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,286,628,857)			$1,308,236,446

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(b)(h) – 0.2%
Commercial Paper – 0.2%
VW Credit, Inc.
$2,500,000	0.000%	01/29/21	$ 2,486,688
(Cost $2,470,556)

TOTAL INVESTMENTS — 106.9% (Cost $1,289,099,413)			$1,310,723,134

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%			(85,096,187)

NET ASSETS — 100.0%			$1,225,626,947

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(d)	Pay-in-kind securities.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2020.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $152,268,310 which represents approximately 12.4% of the Fund’s net assets as of June 30, 2020.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(j)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	4,700,316	USD	3,228,307	09/16/20	$16,230
	BRL	9,734,741	USD	1,758,652	07/02/20	31,297
	CAD	3,248,204	EUR	2,117,599	09/16/20	9,772
	CAD	1,804,436	USD	1,326,654	09/16/20	2,691
	CHF	885,719	EUR	828,749	09/16/20	4,307
	CHF	2,225,005	USD	2,347,370	09/16/20	6,471
	CNH	104,500,488	USD	14,678,741	09/16/20	38,139
	COP	8,060,719,680	USD	2,116,528	07/06/20	27,277
	EUR	570,358	CAD	870,048	09/16/20	927
	EUR	279,802	GBP	253,960	09/16/20	73
	EUR	589,117	NOK	6,340,197	09/16/20	4,116
	EUR	1,568,237	USD	1,762,929	09/16/20	2,012
	GBP	548,077	EUR	599,813	09/16/20	4,382
	IDR	7,740,912,462	USD	517,763	07/20/20	13,542
	ILS	2,246,135	USD	644,018	09/16/20	5,764
	INR	236,070,435	USD	3,108,059	07/15/20	11,217
	INR	56,622,908	USD	742,012	07/28/20	5,328
	KRW	3,176,787,367	USD	2,625,734	07/15/20	22,461
	KRW	1,410,414,422	USD	1,167,987	09/02/20	7,916
	NOK	3,083,082	EUR	283,355	09/16/20	1,508
	RUB	329,549,114	USD	4,403,258	08/17/20	200,227
	SEK	24,470,672	EUR	2,319,176	09/16/20	18,542
	SEK	3,092,966	USD	330,806	09/16/20	1,437
	TRY	3,688,624	USD	504,041	07/13/20	32,600
	TRY	19,887,638	USD	2,830,424	09/16/20	9,792
	TWD	34,940,785	USD	1,172,510	07/06/20	16,996
	TWD	86,706,986	USD	2,944,810	07/15/20	12,860
	TWD	38,882,162	USD	1,307,303	07/20/20	20,044
	USD	752,239	AUD	1,080,162	09/16/20	6,624
	USD	6,926,734	BRL	36,264,335	07/02/20	258,729
	USD	1,486,521	BRL	7,693,339	08/04/20	74,309
	USD	4,561,433	CAD	6,116,922	09/16/20	55,041
	USD	7,394,303	CLP	5,943,134,641	07/03/20	158,233
	USD	2,200,513	CLP	1,784,492,359	08/27/20	26,165
	USD	1,128,896	CLP	917,115,340	09/16/20	11,063
	USD	1,636,366	COP	6,041,580,436	07/06/20	29,565
	USD	664,413	COP	2,480,589,780	07/27/20	5,914
	USD	5,997,088	EUR	5,301,219	09/16/20	30,937
	USD	17,898,112	GBP	14,163,777	09/16/20	339,808
	USD	45,265	HUF	13,844,254	09/16/20	1,360
	USD	1,913,416	IDR	27,387,650,102	07/20/20	33,638
	USD	664,166	ILS	2,277,511	09/16/20	5,307
	USD	4,623,736	JPY	494,897,945	09/16/20	35,502
	USD	3,683,783	MXN	84,213,344	09/17/20	57,638
	USD	663,545	NOK	6,319,335	09/16/20	6,818
	USD	2,463,466	PLN	9,650,934	09/16/20	23,493
	USD	5,251,456	RUB	367,019,300	08/17/20	124,550
	USD	663,333	SEK	6,145,648	09/16/20	3,175
	USD	616,230	TRY	4,210,944	07/13/20	3,598
	USD	607,945	TRY	4,188,375	07/27/20	1,104
	USD	344,038	TRY	2,375,134	07/29/20	114
	USD	616,230	TRY	4,303,995	09/16/20	1,562
	USD	1,287,615	ZAR	22,457,693	09/16/20	3,730

TOTAL						$1,825,905

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	9,730,031	USD	6,791,743	09/16/20	$(75,290)
	BRL	40,237,817	USD	7,805,552	07/02/20	(406,932)
	BRL	3,722,489	USD	700,939	08/04/20	(17,628)
	CAD	7,695,985	USD	5,726,732	09/16/20	(57,029)
	CHF	5,111,731	USD	5,427,550	09/16/20	(19,833)
	CLP	5,943,134,641	USD	7,505,241	07/03/20	(269,171)
	CLP	3,597,725,362	USD	4,385,865	08/27/20	(2,151)
	CNH	21,805,542	USD	3,074,000	09/16/20	(3,110)
	COP	14,030,975,821	USD	3,772,934	07/06/20	(41,296)
	EUR	480,702	CAD	740,517	09/16/20	(4,549)
	EUR	1,155,131	CHF	1,235,591	09/16/20	(7,116)
	EUR	291,902	GBP	265,748	09/16/20	(922)
	EUR	1,641,857	PLN	7,336,153	09/16/20	(6,949)
	EUR	2,023,486	SEK	21,286,268	09/16/20	(9,254)
	EUR	20,469,878	USD	23,242,110	09/16/20	(204,693)
	GBP	4,308,219	EUR	4,789,752	09/16/20	(49,794)
	GBP	2,523,218	USD	3,149,043	09/16/20	(21,104)
	IDR	42,329,219,016	USD	2,969,618	07/20/20	(64,310)
	IDR	5,081,402,334	USD	348,698	08/03/20	(989)
	INR	57,651,134	USD	764,807	07/28/20	(3,896)
	JPY	140,433,671	AUD	1,920,573	09/16/20	(23,764)
	JPY	37,863,121	GBP	284,238	09/16/20	(1,328)
	JPY	646,369,996	USD	6,051,271	09/16/20	(58,728)
	MXN	133,033,389	USD	5,957,359	09/17/20	(229,070)
	NOK	6,002,780	EUR	567,837	09/16/20	(15,232)
	NOK	6,202,724	SEK	6,119,422	09/16/20	(12,733)
	NOK	63,157,061	USD	6,772,823	09/16/20	(209,329)
	PLN	7,703,163	EUR	1,733,059	09/16/20	(2,903)
	RUB	204,640,336	USD	2,930,321	08/17/20	(71,691)
	SEK	16,271,263	USD	1,756,764	09/16/20	(8,924)
	TRY	8,382,968	USD	1,208,146	09/16/20	(10,947)
	USD	4,009,089	AUD	5,857,024	09/16/20	(33,902)
	USD	2,452,583	BRL	13,708,222	07/02/20	(67,979)
	USD	2,174,856	CAD	2,966,078	09/16/20	(10,280)
	USD	6,625,770	CHF	6,324,371	09/16/20	(64,802)
	USD	525,567	CLP	432,304,787	08/27/20	(1,183)
	USD	12,239,857	CNH	87,141,811	09/16/20	(32,388)
	USD	4,122,510	COP	16,050,115,064	07/06/20	(146,133)
	USD	724,917	COP	2,734,714,389	07/27/20	(1,042)
	USD	147,264	COP	586,478,946	08/25/20	(8,040)
	USD	5,759,849	EUR	5,134,956	09/16/20	(19,185)
	USD	1,116,667	IDR	16,902,869,615	07/20/20	(43,478)
	USD	2,432,488	ILS	8,489,476	09/16/20	(23,422)
	USD	2,586,322	INR	197,512,464	07/15/20	(23,474)
	USD	4,383,575	INR	335,510,664	07/28/20	(44,675)
	USD	1,316,006	KRW	1,587,967,326	07/15/20	(7,735)
	USD	1,612,589	KRW	1,982,483,586	09/02/20	(40,265)
	USD	349,418	MXN	8,141,204	09/17/20	(1,134)
	USD	2,204,223	NOK	21,418,409	09/16/20	(21,650)
	USD	662,164	NZD	1,036,583	09/16/20	(6,695)
	USD	581,665	RUB	42,116,109	08/17/20	(6,656)
	USD	990,470	THB	31,021,706	09/16/20	(13,086)
	USD	1,298,780	TRY	9,424,657	07/13/20	(72,371)
	USD	900,357	TRY	6,399,952	07/20/20	(28,823)
	USD	583,000	TRY	4,046,481	07/27/20	(3,281)
	USD	2,889,192	TRY	20,388,509	09/16/20	(22,555)
	USD	1,959,612	TWD	57,868,252	07/15/20	(14,337)
	USD	3,114,660	TWD	92,226,269	07/20/20	(33,730)
	USD	3,422,139	TWD	100,640,169	08/06/20	(21,282)
	USD	689,693	TWD	20,196,980	09/16/20	(4,508)
	ZAR	18,970,535	USD	1,117,452	09/16/20	(32,928)

TOTAL						$(2,761,684)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	12	09/21/20	$2,617,875	$16,018
Ultra 10 Year U.S. Treasury Notes	6	09/21/20	944,906	2,051
2 Year U.S. Treasury Notes	587	09/30/20	129,626,110	44,161
5 Year U.S. Treasury Notes	586	09/30/20	73,684,922	39,458
10 Year U.K. Long Gilt	7	09/28/20	1,193,849	187
10 Year U.S. Treasury Notes	190	09/21/20	26,442,656	109,768

Total				$211,643

Short position contracts:
Eurodollars	(74)	09/14/20	(18,450,975)	(344,358)
20 Year U.S. Treasury Bonds	(23)	09/21/20	(4,106,937)	(9,388)

Total				$(353,746)

TOTAL FUTURES CONTRACTS				$(142,103)

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M CDOR(a)	0.500%	09/16/23	CAD	80,830	(b)	$(263,652)	$(606,813)	$343,161
0.500%(c)	3M LIBOR(a)	09/16/23		$44,880	(b)	(364,040)	(286,066)	(77,974)
6M CDOR(a)	0.840	06/24/24	CAD	88,470	(b)	16,097	37,401	(21,304)
0.000(c)	3M LIBOR	07/25/24		$17,200		1,968	284	1,684
6M AUDOR(a)	0.553	05/16/25	AUD	38,660	(b)	7,479	(1,008,237)	1,015,716
0.307(a)	6M EURO(d)	05/18/25	EUR	28,300	(b)	(32,946)	(651,259)	618,313
6M GBP(d)	0.032	06/17/25	GBP	11,900		23,891	(251,825)	275,716
6M GBP(d)	0.270	06/17/25		12,500		209,598	(1,048,905)	1,258,503
3M LIBOR(c)	0.500(a)	09/16/25		$5,140	(b)	40,403	41,133	(730)
3M NIBOR(a)	0.500(d)	09/16/25	NOK	27,500	(b)	(24,684)	(26,880)	2,196
1.000(a)	6M GBP	09/16/25	GBP	2,450	(b)	(115,729)	(114,401)	(1,328)
6M AUDOR(a)	0.960	04/21/27	AUD	4,150	(b)	12,653	760	11,893
6M CHFOR(a)	0.500(d)	09/16/27	CHF	15,970	(b)	(96,393)	(89,770)	(6,623)
6M AUDOR(a)	1.250	09/16/27	AUD	12,270	(b)	344,624	330,714	13,910
0.000(a)	6M EURO(d)	09/16/27	EUR	14,670	(b)	(335,023)	(342,090)	7,067
1.000(a)	6M GBP	09/16/27	GBP	7,090	(b)	(433,694)	(348,840)	(84,854)
6M AUDOR(a)	1.000	04/26/28	AUD	18,360	(b)	30,767	(702,029)	732,796
0.500(a)	6M GBP	03/10/30	GBP	11,040	(b)	(12,057)	(373,376)	361,319
0.570(d)	6M GBP	03/18/30		3,320		(190,607)	1,017	(191,624)
6M JYOR(a)	0.250	03/19/30	JPY	221,600	(b)	15,727	15,729	(2)
6M AUDOR(a)	1.750	03/19/30	AUD	12,720	(b)	190,585	(179,487)	370,072
6M EURO(a)	0.050(d)	05/21/30	EUR	5,800	(b)	18,427	(3,586)	22,013
3M LIBOR(c)	0.980(a)	05/21/30		$7,420	(b)	10,813	(10,639)	21,452
6M CHFOR(a)	0.500(d)	06/17/30	CHF	9,390		(202,264)	(191,140)	(11,124)
0.308(d)	6M GBP	06/17/30	GBP	7,400		(179,321)	(329,822)	150,501
3M LIBOR(c)	1.750(a)	06/18/30		$12,040	(b)	466,391	284,369	182,022
0.250(a)	6M EURO(d)	06/18/30	EUR	18,270	(b)	(262,507)	(663,010)	400,503
1.000(a)	6M GBP	06/18/30	GBP	8,680	(b)	(270,442)	(209,229)	(61,213)
1.140(a)	6M CDOR	06/24/30	CAD	19,010	(b)	(11,937)	(19,797)	7,860
3M NIBOR(a)	0.750(d)	09/16/30	NOK	27,750	(b)	(46,006)	(84,246)	38,240
6M AUDOR(a)	1.500	09/16/30	AUD	10,010	(b)	396,618	281,942	114,676
0.250(a)	6M EURO(d)	09/16/30	EUR	9,310	(b)	(443,249)	(407,996)	(35,253)
1.000(a)	6M GBP	09/16/30	GBP	2,070	(b)	(160,978)	(173,897)	12,919
0.100(a)	6M CHFOR(d)	09/17/30	CHF	3,970	(b)	9,205	(5,147)	14,352
6M EURO(a)	0.053(d)	12/15/30	EUR	1,090	(b)	11,920	8,601	3,319
6M EURO(a)	0.020(d)	04/07/31		470	(b)	7,987	6,485	1,502

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.160%(c)	3M LIBOR(a)	05/21/35		$7,440	(b)	$(1,369)	$9,017	$(10,386)
1.363(a)	6M AUDOR	04/21/40	AUD	1,200	(b)	14,174	(517)	14,691
0.260(a)	6M EURO(d)	05/21/40	EUR	2,760	(b)	20,464	12,015	8,449
0.400(d)	6M GBP	06/17/40	GBP	3,000		(153,388)	(228,901)	75,513
3M LIBOR(c)	1.750%(a)	06/19/40		$2,770	(b)	151,407	130,612	20,795
0.750(a)	6M EURO(d)	06/19/40	EUR	4,330	(b)	(210,871)	(280,444)	69,573
1.500(a)	6M GBP	06/19/40	GBP	2,150	(b)	(248,691)	(279,950)	31,259
6M JYOR(a)	0.500	06/20/40	JPY	436,030	(b)	29,708	37,933	(8,225)
0.855(c)	3M LIBOR(a)	04/09/45		$4,530	(b)	34,744	163	34,581
3M LIBOR(c)	0.845(a)	04/10/50		4,680	(b)	(26,694)	168	(26,862)
6M CDOR(a)	1.750	06/17/50	CAD	3,270		232,930	102,653	130,277
6M JYOR(a)	0.500	06/20/50	JPY	462,390	(b)	4,430	40,416	(35,986)
3M LIBOR(c)	1.750(a)	06/20/50		$520	(b)	32,454	24,808	7,646
0.500(a)	6M EURO(d)	06/20/50	EUR	700	(b)	(43,582)	(40,471)	(3,111)
1.000(a)	6M GBP	06/20/50	GBP	1,860	(b)	(133,899)	(235,161)	101,262
0.750(c)	3M LIBOR(a)	09/16/50		$1,990	(b)	96,642	178,279	(81,637)
0.500(a)	6M EURO(d)	09/16/50	EUR	680	(b)	(108,715)	(103,895)	(4,820)

TOTAL						$(1,940,632)	$(7,753,327)	$5,812,695

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2020.
(c)	Payments made quarterly.
(d)	Payments made annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2020 (b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 10	3.000%	7.040%	MS & Co. Int. PLC	11/17/59	$1,300	$(264,888)	$(249,073)	$(15,815)

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 2.450%, 06/30/20	1.000%	0.955%	06/20/24	$3,425	$7,090	$6,335	$755
CDX.NA.HY Index 34	5.000	5.148	06/20/25	11,030	(54,579)	(632,709)	578,130
CDX.NA.IG Index 28	1.000	0.841	06/20/22	21,975	75,492	299,521	(224,029)
CDX.NA.IG Index 32	1.000	0.685	06/20/24	225	2,843	3,360	(517)
CDX.NA.IG Index 33	1.000	0.724	12/20/24	1,650	20,504	(7,216)	27,720
CDX.NA.IG Index 34	1.000	0.755	06/20/25	31,700	385,722	325,604	60,118
CDX.NA.IG Index 34	1.000	0.622	06/20/23	37,100	423,819	471,556	(47,737)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold (continued):
General Electric Co. 2.700%, 10/09/22	1.000%	1.566%	06/20/24	$2,025	$(43,320)	$(27,478)	$(15,842)
General Electric Co. 2.700%, 10/09/22	1.000	1.699	12/20/24	825	(24,433)	(11,738)	(12,695)
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.074	06/20/24	120	(312)	(217)	(95)

TOTAL					$792,826	$427,018	$365,808

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — At June 30, 2020, the Fund had the following written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	0.256%	08/27/2020	(5,180,000)	$(5,180,000)	$(18,477)	$(93,059)	$74,582
6M IRS	Citibank NA	0.053	12/11/2020	(980,000)	(980,000)	(20,048)	(15,274)	(4,774)
1Y IRS	JPMorgan Securities, Inc.	0.020	04/01/2021	(1,610,000)	(1,610,000)	(46,582)	(42,915)	(3,667)
1Y IRS	JPMorgan Securities, Inc.	0.490	05/18/2021	(7,000,000)	(7,000,000)	(77,558)	(70,700)	(6,858)
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(6,800,000)	(6,800,000)	(73,456)	(69,139)	(4,317)
3M IRS	JPMorgan Securities, Inc.	0.340	08/13/2020	(10,670,000)	(10,670,000)	(84,730)	(64,630)	(20,100)
3M IRS	JPMorgan Securities, Inc.	0.350	09/28/2020	(25,150,000)	(25,150,000)	(87,433)	(50,959)	(36,474)
6M IRS	JPMorgan Securities, Inc.	0.350	08/13/2020	(17,600,000)	(17,600,000)	(41,730)	(46,367)	4,637
6M IRS	JPMorgan Securities, Inc.	0.350	10/02/2020	(5,420,000)	(5,420,000)	(68,298)	(60,804)	(7,494)
6M IRS	JPMorgan Securities, Inc.	0.410	11/23/2020	(6,400,000)	(6,400,000)	(44,685)	(45,120)	435
6M IRS	JPMorgan Securities, Inc.	0.053	12/11/2020	(1,040,000)	(1,040,000)	(21,277)	(16,166)	(5,111)
6M IRS	MS & Co. Int. PLC	0.350	08/13/2020	(17,600,000)	(17,600,000)	(41,730)	(45,794)	4,064
6M IRS	MS & Co. Int. PLC	0.350	10/02/2020	(12,460,000)	(12,460,000)	(159,788)	(141,083)	(18,705)
6M IRS	MS & Co. Int. PLC	0.350	10/21/2020	(10,390,000)	(10,390,000)	(146,606)	(107,660)	(38,946)
6M IRS	MS & Co. Int. PLC	0.053	12/11/2020	(1,570,000)	(1,570,000)	(32,118)	(24,420)	(7,698)

				(129,870,000)	$(129,870,000)	$(964,516)	$(894,090)	$(70,426)

Puts
6M IRS	Citibank NA	0.053	12/11/2020	(980,000)	(980,000)	(9,433)	(15,274)	5,841
1Y IRS	JPMorgan Securities, Inc.	0.020	04/01/2021	(1,610,000)	(1,610,000)	(19,363)	(42,915)	23,552

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Puts (continued)
1Y IRS	JPMorgan Securities, Inc.	0.490%	05/18/2021	(7,000,000)	$(7,000,000)	$(49,771)	$(70,700)	$20,929
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(6,800,000)	(6,800,000)	(49,977)	(69,139)	19,162
3M IRS	JPMorgan Securities, Inc.	0.150	09/28/2020	(25,150,000)	(25,150,000)	(20,329)	(48,945)	28,616
6M IRS	JPMorgan Securities, Inc.	0.410	11/23/2020	(6,400,000)	(6,400,000)	(28,697)	(45,120)	16,423
6M IRS	JPMorgan Securities, Inc.	0.053	12/11/2020	(1,040,000)	(1,040,000)	(10,011)	(16,166)	6,155
6M IRS	MS & Co. Int. PLC	0.053	12/11/2020	(1,570,000)	(1,570,000)	(15,112)	(24,421)	9,309

				(50,550,000)	$(50,550,000)	$(202,693)	$(332,680)	$129,987

TOTAL				(180,420,000)	$(180,420,000)	$(1,167,209)	$(1,226,770)	$59,561

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
3M IRS	— 3 Months Interest Rate Swaptions
6M IRS	— 6 Months Interest Rate Swaptions\
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.HY Index 34	— CDX North America High Yield Index 34
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
CDX.NA.IG Index 32	— CDX North America Investment Grade Index 32
CDX.NA.IG Index 33	— CDX North America Investment Grade Index 33
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 53.4%
Advertising – 0.4%
The Interpublic Group of Cos., Inc.
$15,100,000	3.500%		10/01/20	$ 15,203,284

Automotive – 3.7%
BMW US Capital LLC(a)(b)
10,595,000	2.000		04/11/21	10,688,448
Daimler Finance North America LLC(b)
5,000,000	3.350		05/04/21	5,090,900
(3M USD LIBOR + 0.900%)
38,000,000	1.292	(c)	02/15/22	37,489,660
Harley-Davidson Financial Services, Inc.(b)
9,000,000	2.850	(a)	01/15/21	9,045,630
5,000,000	3.550		05/21/21	5,077,550
Toyota Motor Credit Corp.(c)(SOFR + 0.400%)
33,150,000	0.480		10/23/20	33,147,680
Volkswagen Group of America Finance LLC(b)
(3M USD LIBOR + 0.770%)
18,008,000	1.204	(c)	11/13/20	18,015,563
8,000,000	3.875		11/13/20	8,086,160
20,000,000	2.500		09/24/21	20,348,800
(3M USD LIBOR + 0.940%)
5,500,000	1.375	(c)	11/12/21	5,460,070
3,150,000	4.000		11/12/21	3,279,087

				155,729,548

Banks – 35.2%
ABN AMRO Bank NV(b)
7,307,000	2.650		01/19/21	7,397,534
(3M USD LIBOR + 0.570%)
38,650,000	0.939	(c)	08/27/21	38,821,606
Bank of America Corp.
5,000,000	5.625		07/01/20	5,000,000
(3M USD LIBOR + 0.630%)
25,000,000	2.328	(a)(c)	10/01/21	25,100,250
(3M USD LIBOR + 0.380%)
10,935,000	1.423	(a)(c)	01/23/22	10,924,393
Bank of Montreal(c)(SOFR + 0.680%)
53,257,000	0.761		03/10/23	52,881,538
Banque Federative du Credit Mutuel SA(b)
30,000,000	2.750		10/15/20	30,170,700
Barclays Bank PLC
(3M USD LIBOR + 0.400%)
15,500,000	0.774	(c)	08/21/20	15,448,230
6,500,000	1.700	(a)	05/12/22	6,616,675

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BBVA USA(a)(c)(3M USD LIBOR + 0.730%)
$12,142,000	1.045%		06/11/21	$ 12,100,717
BNP Paribas SA
6,000,000	5.000		01/15/21	6,146,160
(3M USD LIBOR + 0.390%)
32,050,000	0.864	(b)(c)	08/07/21	32,122,433
BNZ International Funding Ltd.(b)(c) (3M USD LIBOR + 0.980%)
13,145,000	1.293		09/14/21	13,234,255
BPCE SA(b)(c)
(3M USD LIBOR + 0.300%)
26,230,000	1.611		01/14/22	26,066,063
(SOFR + 0.440%)
28,000,000	0.513		02/17/22	27,837,880
Citibank NA(a)(c)
(3M USD LIBOR + 0.600%)
30,000,000	0.977		05/20/22	30,045,000
(3M USD LIBOR + 0.596%)
10,100,000	2.844		05/20/22	10,291,193
Citigroup, Inc.
(3M USD LIBOR + 1.190%)
6,588,000	1.746	(c)	08/02/21	6,643,603
4,825,000	4.500		01/14/22	5,102,582
(3M USD LIBOR + 0.960%)
8,664,000	1.951	(a)(c)	04/25/22	8,693,024
3,000,000	2.750	(a)	04/25/22	3,109,830
Citizens Bank NA(a)(c)(3M USD LIBOR + 0.720%)
15,000,000	1.144		02/14/22	15,010,500
Cooperatieve Rabobank UA
16,805,000	2.750		01/10/22	17,396,200
9,251,000	3.875		02/08/22	9,760,638
Credit Agricole Corporate & Investment Bank SA(a)(c)(3M USD LIBOR + 0.625%)
30,644,000	2.062		10/03/21	30,518,666
Credit Suisse AG(c)(SOFR + 0.450%)
50,900,000	0.518		02/04/22	50,633,284
DNB Bank ASA(b)
10,000,000	2.125		10/02/20	10,044,000
Federation des Caisses Desjardins du Quebec(b)
17,000,000	2.250		10/30/20	17,077,520
Fifth Third Bank NA(c)(3M USD LIBOR + 0.640%)
20,000,000	1.327		02/01/22	20,073,000
HSBC Holdings PLC(c)
(3M USD LIBOR + 1.660%)
9,268,000	2.020		05/25/21	9,368,465
(3M USD LIBOR + 0.650%)
30,500,000	0.968	(a)	09/11/21	30,505,185
ING Bank NV(b)
12,000,000	2.700		08/17/20	12,001,200

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
$11,520,000	2.750%		03/22/21	$ 11,720,102
(3M USD LIBOR + 0.880%)
4,400,000	1.272	(c)	08/15/21	4,422,176
ING Groep NV(c)(3M USD LIBOR + 1.150%)
12,960,000	1.456		03/29/22	13,040,222
JPMorgan Chase & Co.
14,775,000	2.400	(a)	06/07/21	15,024,550
7,061,000	4.350		08/15/21	7,368,224
9,428,000	4.500		01/24/22	10,008,765
KeyBank NA
5,000,000	3.300		02/01/22	5,212,150
Lloyds Bank PLC(c)(3M USD LIBOR + 0.490%)
18,351,000	0.964		05/07/21	18,381,830
Macquarie Bank Ltd.(b)
15,370,000	2.850		01/15/21	15,536,457
(3M USD LIBOR + 0.450%)
11,400,000	0.951	(c)	08/06/21	11,424,510
(3M USD LIBOR + 0.450%)
14,662,000	0.810	(c)	11/24/21	14,703,493
Mitsubishi UFJ Financial Group, Inc.
13,859,000	2.950		03/01/21	14,043,463
(3M USD LIBOR + 0.700%)
12,500,000	1.018	(c)	03/07/22	12,529,875
6,630,000	3.218		03/07/22	6,906,338
Mizuho Bank Ltd.(b)
20,000,000	2.700		10/20/20	20,125,400
Mizuho Financial Group, Inc.
20,190,000	2.632	(b)	04/12/21	20,507,185
(3M USD LIBOR + 1.140%)
10,446,000	1.453	(c)	09/13/21	10,535,731
(3M USD LIBOR + 0.940%)
27,475,000	1.311	(c)	02/28/22	27,643,147
Morgan Stanley, Inc.
6,256,000	5.750		01/25/21	6,441,803
(SOFR + 0.830%)
11,195,000	0.911	(a)(c)	06/10/22	11,185,708
(SOFR + 0.700%)
64,982,000	0.761	(a)(c)	01/20/23	64,694,130
MUFG Union Bank NA(a)
12,590,000	3.150		04/01/22	13,120,291
(SOFR + 0.710%)
17,250,000	0.791	(c)	12/09/22	17,158,920
National Australia Bank Ltd.(b)(c)(3M USD LIBOR + 0.710%)
12,000,000	1.266		11/04/21	12,074,880
National Australia Bank Ltd.(b)(c)(3M USD LIBOR + 0.350%)
4,950,000	1.661		01/12/21	4,956,287

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Nordea Bank Abp(b)
$14,115,000	2.500%		09/17/20	$ 14,172,025
9,300,000	4.875		01/14/21	9,519,852
PNC Bank NA(a)(c)(3M USD LIBOR + 0.325%)
33,500,000	0.685		02/24/23	33,445,730
Regions Bank(a)(c)(3M USD LIBOR + 0.500%)
7,790,000	3.374		08/13/21	7,804,567
Royal Bank of Canada(c)(3M USD LIBOR + 0.400%)
11,052,000	1.391		01/25/21	11,075,651
Santander UK PLC
(3M USD LIBOR + 0.620%)
13,350,000	0.970	(c)	06/01/21	13,385,378
31,650,000	3.400		06/01/21	32,483,978
(3M USD LIBOR + 0.660%)
21,800,000	1.052	(c)	11/15/21	21,905,294
Skandinaviska Enskilda Banken AB(b)
12,000,000	3.250		05/17/21	12,294,360
5,100,000	3.050		03/25/22	5,310,579
Societe Generale SA(b)
4,900,000	2.500		04/08/21	4,974,725
Standard Chartered PLC(b)
20,058,000	3.050		01/15/21	20,257,978
(3M USD LIBOR + 1.200%)
10,000,000	1.510	(a)(c)	09/10/22	10,017,200
Sumitomo Mitsui Financial Group, Inc.
27,922,000	2.934		03/09/21	28,393,323
Svenska Handelsbanken AB(c) (3M USD LIBOR + 1.150%)
5,000,000	1.458		03/30/21	5,037,700
The Huntington National Bank(a)(c)(3M USD LIBOR + 0.550%)
15,000,000	1.091		02/05/21	15,040,500
The Toronto-Dominion Bank(c)
(3M USD LIBOR + 0.300%)
19,500,000	1.060		07/30/21	19,497,660
(3M USD LIBOR + 0.350%)
15,000,000	2.750		07/22/22	14,859,000
Truist Bank(a)(c)(SOFR + 0.730%)
16,760,000	0.810		03/09/23	16,626,590
Truist Financial Corp.(a)
25,000,000	2.900		03/03/21	25,355,250
(3M USD LIBOR + 0.650%)
10,000,000	0.946	(c)	04/01/22	10,029,800
UBS AG(a)(b)
17,500,000	1.750		04/21/22	17,826,200
UBS Group AG(b)
28,450,000	3.000		04/15/21	29,002,784

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
US Bank NA(a)(c)
(3M USD LIBOR + 0.380%)
$15,400,000	0.766%		11/16/21	$ 15,439,732
(3M USD LIBOR + 0.440%)
15,000,000	0.800		05/23/22	15,047,100
Wells Fargo & Co.
(3M USD LIBOR + 1.340%)
5,828,000	1.671	(c)	03/04/21	5,869,729
9,612,000	2.100		07/26/21	9,778,960
Wells Fargo Bank NA(a)(c)
(3M USD LIBOR + 0.490%)
11,957,000	3.325		07/23/21	12,014,633
(3M USD LIBOR + 0.620%)
26,000,000	0.989		05/27/22	26,035,880
Westpac Banking Corp.(c)
(3M USD LIBOR + 0.850%)
18,690,000	2.161		01/11/22	18,849,986
(3M USD LIBOR + 0.390%)
25,000,000	1.701		01/13/23	24,984,500

				1,471,244,605

Chemicals(c) – 0.2%
DuPont de Nemours, Inc. (3M USD LIBOR + 0.710%)
10,000,000	1.102		11/15/20	10,013,700

Computers – 1.0%
Hewlett Packard Enterprise Co.
11,559,000	3.600	(a)	10/15/20	11,630,781
(3M USD LIBOR + 0.680%)
9,670,000	0.998	(c)	03/12/21	9,662,748
(3M USD LIBOR + 0.720%)
19,233,000	2.093	(a)(c)	10/05/21	19,184,533

				40,478,062

Diversified Financial Services – 3.5%
AIG Global Funding(b)(c) (3M USD LIBOR + 0.480%)
4,925,000	1.931		07/02/20	4,925,000
Air Lease Corp.
6,555,000	3.875	(a)	04/01/21	6,603,900
18,295,000	3.375		06/01/21	18,359,947
American Express Co.(a)
8,000,000	3.000		02/22/21	8,109,120
15,607,000	3.375		05/17/21	15,964,557
13,038,000	3.700		11/05/21	13,555,869
(3M USD LIBOR + 0.620%)
20,000,000	0.997	(c)	05/20/22	20,063,200
Capital One Financial Corp.(a)(c)(3M USD LIBOR + 0.950%)
15,000,000	1.263		03/09/22	14,973,900

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
GE Capital International Funding Co. Unlimited Co.
$43,194,000	2.342%	11/15/20	$ 43,466,554

			146,022,047

Electrical(a)(b)(c) – 0.4%
Southern Power Co. (3M USD LIBOR + 0.550%)
15,300,000	0.856	12/20/20	15,286,995

Food & Beverage – 0.3%
Mondelez International, Inc.
15,000,000	0.625	07/01/22	14,996,625

Insurance – 4.3%
Jackson National Life Global Funding(b)(c)
(3M USD LIBOR + 0.480%)
25,000,000	0.795	06/11/21	25,022,250
(SOFR + 0.600%)
50,000,000	0.648	01/06/23	49,192,500
Metropolitan Life Global Funding I(b)(c)
(3M USD LIBOR + 0.230%)
19,000,000	1.582	01/08/21	19,014,440
(SOFR + 0.570%)
41,000,000	0.624	01/13/23	40,716,690
Protective Life Global Funding(b)
13,355,000	2.700	11/25/20	13,476,798
17,255,000	3.397	06/28/21	17,745,387
4,194,000	1.999	09/14/21	4,253,387
Reinsurance Group of America, Inc.
9,125,000	5.000	06/01/21	9,496,570

			178,918,022

Machinery - Construction & Mining – 0.5%
Caterpillar Financial Services Corp.
13,030,000	2.750	08/20/21	13,353,405
8,220,000	0.950	05/13/22	8,323,654

			21,677,059

Oil Field Services(a)(c) – 0.2%
Phillips 66(3M USD LIBOR + 0.600%)
6,807,000	0.960	02/26/21	6,794,135

Pharmaceuticals – 2.6%
AbbVie, Inc.(b)(c) (3M USD LIBOR + 0.460%)
33,642,000	0.841	11/19/21	33,610,040
Bayer US Finance II LLC(a)(b)
27,750,000	3.500	06/25/21	28,441,252

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Bayer US Finance LLC(b)
$25,413,000	3.000%	10/08/21	$ 26,051,629
McKesson Corp.
18,970,000	3.650	11/30/20	19,205,607

			107,308,528

Pipeline(a)(c) – 0.9%
MPLX LP(3M USD LIBOR + 1.100%)
40,000,000	1.413	09/09/22	39,404,000

Telecommunication Services(c) – 0.2%
AT&T, Inc.(3M USD LIBOR + 0.950%)
8,133,000	2.169	07/15/21	8,196,356

TOTAL CORPORATE OBLIGATIONS (Cost $2,224,894,329)			$2,231,272,966

Municipal Debt Obligations – 0.4%
Connecticut(a) – 0.1%
State of Connecticut GO Bonds Taxable Series A
$1,475,000	3.000%	07/01/21	$ 1,506,713

New York – 0.3%
New York State Dormitory Authority Personal Income Tax Revenue Note Series 2020
12,440,000	5.000	03/31/21	12,877,639

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $14,349,600)			$ 14,384,352

U.S. Treasury Obligations(d) – 3.1%
United States Treasury Bills
$100,000	0.000%	08/11/20	$ 99,986
4,600,000	0.000	09/03/20	4,598,865
1,000,000	0.000	09/08/20	999,751
100,000	0.000	09/10/20	99,975
400,000	0.000	09/15/20	399,886
2,000,000	0.000	09/17/20	1,999,393
3,700,000	0.000	09/22/20	3,698,891
2,400,000	0.000	09/24/20	2,399,263
5,000,000	0.000	09/29/20	4,998,313
100,000	0.000	10/06/20	99,964
900,000	0.000	10/08/20	899,635

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(d) – (continued)
United States Treasury Bills – (continued)
$7,100,000	0.000%	10/13/20	$ 7,096,718
2,100,000	0.000	10/15/20	2,099,057
400,000	0.000	10/20/20	399,821
25,500,000	0.000	10/22/20	25,487,994
300,000	0.000	10/27/20	299,862
100,000	0.000	10/29/20	99,949
2,600,000	0.000	11/03/20	2,598,420
11,000,000	0.000	11/05/20	10,993,985
61,000,000	0.000	11/24/20	60,964,129

TOTAL U.S. TREASURY OBLIGATIONS (Cost $130,324,493)			$ 130,333,857

Shares	Dividend Rate	Value

Investment Companies(e) – 12.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
312,121,365	0.155%	$ 312,121,365
Goldman Sachs Financial Square Money Market Fund - Institutional Shares
198,710,897	0.280	198,949,350

TOTAL INVESTMENT COMPANIES (Cost $510,875,034)		$ 511,070,715

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $2,880,443,456)		$2,887,061,890

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 31.0%
Certificates of Deposit – 14.6%
Banco Del Estado De Chile
$15,000,000	1.000%		07/22/20	$ 15,006,539
(3M USD LIBOR + 0.070%)
13,022,000	1.113	(c)	07/23/20	13,023,214
Bank of Montreal(c)
(FEDL01 + 0.360%)
5,000,000	0.440		08/03/20	5,000,488
(FEDL01 + 0.210%)
20,000,000	0.290		02/08/21	19,989,214
Bayerische Landesbank(c)
(3M USD LIBOR + 0.470%)
39,075,000	1.357		01/28/22	38,831,262
(3M USD LIBOR + 0.470%)
13,000,000	1.026		02/03/22	12,973,269

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Canadian Imperial Bank of Commerce(b)(c) (FEDL01 + 0.350%)
$40,000,000	0.430%	08/27/20	$ 40,006,720
Credit Agricole Corporate & Investment Bank(c)
(3M USD LIBOR + 0.480%)
30,000,000	0.790	09/10/21	30,082,081
(3M USD LIBOR + 0.480%)
2,500,000	0.779	09/17/21	2,505,438
Credit Industriel ET Commercial(c) (FEDL01 + 0.160%)
40,000,000	0.240	11/25/20	39,985,613
Credit Suisse AG(c)
(SOFR + 0.480%)
10,000,000	0.560	10/02/20	10,009,656
(3M USD LIBOR + 0.260%)
5,900,000	0.557	02/05/21	5,905,681
DNB Bank ASA(b)(c) (1M USD LIBOR + 0.100%)
30,000,000	0.285	02/24/21	30,003,683
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c) (3M USD LIBOR + 0.200%)
50,000,000	0.586	02/17/22	49,677,165
First Abu Dhabi Bank USA NV(c) (3M USD LIBOR + 0.200%)
20,000,000	1.309	01/21/21	19,994,481
MUFG Bank Ltd.(c) (3M USD LIBOR + 0.460%)
2,780,000	1.016	02/04/21	2,786,240
National Bank of Canada(b)(c) (FEDL01 + 0.360%)
18,836,000	0.440	08/19/20	18,838,757
National Bank Of Kuwait Sakp
32,500,000	0.500	09/09/20	32,504,283
10,000,000	0.500	09/18/20	10,000,886
Natixis SA(c) (3M USD LIBOR + 0.520%)
25,000,000	1.618	01/22/21	25,072,851
Norinchukin Bank
25,000,000	0.290	08/21/20	25,001,658
15,000,000	0.300	09/01/20	15,000,916
Sumitomo Mitsui Banking Corp.(c)
(3M USD LIBOR + 0.350%)
35,000,000	1.526	07/16/21	35,054,361
(3M USD LIBOR + 0.370%)
25,250,000	0.911	11/05/21	25,256,746
Svenska Handelsbanken(c)
(3M USD LIBOR + 0.120%)
5,000,000	0.436	06/18/21	5,000,000
(3M USD LIBOR + 0.260%)
39,350,000	1.633	01/06/22	39,267,263
Swedbank AB(c)
1,000,000	0.680	08/24/20	1,000,544

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
The Toronto-Dominion Bank(b)(c) (3M USD LIBOR + 0.190%)
$17,950,000	0.474%	09/28/20	$ 17,960,524
Westpac Banking Corp. (b) (c) (FEDL01 + 0.350%)
25,250,000	0.430	09/04/20	25,254,481

			610,994,014

Commercial Paper – 14.9%
Albion Capital Corp.(d)
30,000,000	0.000	08/20/20	29,993,880
20,000,000	0.000	08/27/20	19,995,199
BASF SE(d)
7,500,000	0.000	07/06/20	7,499,055
5,000,000	0.000	07/08/20	4,999,016
5,000,000	0.000	08/04/20	4,992,402
13,000,000	0.000	09/14/20	12,970,634
Bat Capital Corp.(d)
9,390,000	0.000	07/29/20	9,387,602
11,730,000	0.000	07/30/20	11,726,872
BP Capital Markets PLC(d)
25,000,000	0.000	08/03/20	24,996,718
25,000,000	0.000	08/12/20	24,994,595
China Construction Banking Corp.(d)
20,000,000	0.000	07/29/20	19,996,343
10,000,000	0.000	09/21/20	9,987,988
Cnpc Finance(d)
35,000,000	0.000	07/07/20	34,997,822
Compass Group PLC(d)
15,000,000	0.000	08/28/20	14,993,363
Credit Agricole Corporate & Investment Bank
4,000,000	0.645	08/09/21	4,000,442
Electricite De France Sa(d)
6,550,000	0.000	08/03/20	6,548,590
Enbridge (Us), Inc.(d)
23,000,000	0.000	09/14/20	22,975,382
Entergy Corp.(d)
15,673,000	0.000	08/20/20	15,660,255
Exxon Mobil Corp.(d)
20,000,000	0.000	08/05/20	19,996,880

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
First Abu Dhabi Bank Pjsc(d)
$25,000,000	0.000%	08/19/20	$ 24,995,035
Industrial & Commercial Bank of China Ltd.(d)
17,509,000	0.000	07/28/20	17,505,119
10,335,000	0.000	09/17/20	10,324,227
Landesbank Hessen-Thuringen(d)
15,000,000	0.000	02/04/21	14,966,055
Lime Funding(d)
16,340,000	0.000	10/21/20	16,325,485
Matchpoint Finance PLC(d)
30,000,000	0.000	09/14/20	29,987,017
NatWest Markets PLC(d)
45,000,000	0.000	02/01/21	44,746,200
Schlumberger Holdings Corp.(d)
14,994,000	0.000	09/15/20	14,965,297
Sheffield Receivable(d)
20,000,000	0.000	08/03/20	19,996,166
Shell International Finance B.V.(d)
20,000,000	0.000	01/27/21	19,948,305
25,000,000	0.000	06/14/21	24,867,186
Societe Generale(d)
40,000,000	0.000	06/28/21	39,758,100
Starbird Funding Corp.(d)
20,000,000	0.000	09/22/20	19,988,240
The Boeing Co.(d)
5,000,000	0.000	11/04/20	4,966,274
Transcanada Pipeline(d)
4,800,000	0.000	07/14/20	4,799,496
Verizon Communications, Inc.(d)
15,000,000	0.000	07/28/20	14,996,348

			623,847,588

Repurchase Agreement – 1.5%
Bank of America Corp.
43,000,000	0.830	07/13/20	43,000,000

Maturity Value: $43,011,897

Next Reset Date: 07/01/20

Collateralized by various corporate obligations,0.000% to 4.750%, due 10/15/20 to 08/15/26. The aggregate market value of the collateral, including accrued interest, was $47,299,999.

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Repurchase Agreement – (continued)
Nomura
$19,000,000	0.921%	07/02/20	$ 19,000,000

Maturity Value: $19,000,000

Next Reset Date: 07/02/2020

Collateralized by various mortgage obligations,0.835% to 6.504%, due 10/18/31 to 05/25/65. The aggregate market value of the collateral, including accrued interest, was $22,765,960.

			62,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,296,196,754)			$1,296,841,602

TOTAL INVESTMENTS – 100.1% (Cost $4,176,640,210)			$4,183,903,492

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(4,040,085)

NET ASSETS – 100.0%			$4,179,863,407

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate

For information on the mutual funds, please call our toll freeShareholder Services Line at 1-800-526-7384 or visit us on theweb at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund and Goldman Sachs Financial Square Money Market Fund (“Underlying Funds”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Funds’ accounting policies and investment holdings, please see the Underlying Funds’ shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities —Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

vii. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts- A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security .. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit default swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments - To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2020:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$326,592,882	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	19,330,230	8,923,318	—
Asset-Backed Securities	—	63,367,560	—
Municipal Debt Obligation	—	260,848	—
Investment Companies	72,784,134	—	—
Short-term Investments	—	17,475,926	—

Total	$92,114,364	$416,620,534	$—

Derivative Type

Assets(a)
Futures Contracts	$13,284	$—	$—

Liabilities(a)
Futures Contracts	$(2,182,553)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$216,064,050	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	82,850,493	86,570,003	—
Asset-Backed Securities	—	14,270,203	—
Municipal Debt Obligations	—	4,831,215	—
Investment Company	96,211,570	—	—

Total	$179,062,063	$321,735,471	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(12,906,027)	$—

Total	$—	$(12,906,027)	$—

Derivative Type

Assets(a)
Futures Contracts	$372,060	$—	$—
Interest Rate Swap Contracts	—	41,578	—

Total	$372,060	$41,578	$—

Liabilities
Futures Contracts(a)	$(176,721)	$—	$—
Interest Rate Swap Contracts(a)	—	(29,032)	—
Written option contracts	—	(289,343)	—

Total	$(176,721)	$(318,375)	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$78,542,076	$—
Asset-Backed Securities	—	122,842,248	—
Municipal Debt Obligations	—	9,980,945	—
U.S. Treasury Obligations	16,596,428	—	—
Short-term Investments	—	8,700,000	—

Total	$16,596,428	$220,065,269	$—

Derivative Type

Assets(a)
Futures Contracts	$1,833	$—	$—
Interest Rate Swap Contracts	—	23,865	—

Total	$1,833	$23,865	$—

Liabilities(a)
Futures Contracts	$(37,867)	$—	$—
Interest Rate Swap Contracts	—	(11,881)	—

Total	$(37,867)	$(11,881)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$377,170,126	$—	$—
Investment Company	15,776,352	—	—

Total	$392,946,478	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$172,981	$—	$—
Interest Rate Swap Contracts	—	544,072	—

Total	$172,981	$544,072	$—

Liabilities
Futures Contracts(a)	$(276,095)	$—	$—
Interest Rate Swap Contracts(a)	—	(1,766,965)	—
Written option contracts	—	(479,710)	—

Total	$(276,095)	$(2,246,675)	$—

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$493,114,550	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	381,893,587	180,641,833	—
Asset-Backed Securities	—	929,551	—
Investment Company	93,017,929	—	—

Total	$474,911,516	$674,685,934	$—

Derivative Type

Assets(a)
Futures Contracts	$1,099,186	$—	$—
Interest Rate Swap Contracts	—	78,405	—

Total	$1,099,186	$78,405	$—

Liabilities(a)
Futures Contracts	$(1,167,769)	$—	$—
Interest Rate Swap Contracts	—	(50,806)	—

Total	$(1,167,769)	$(50,806)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$808,861,076	$—
Mortgage-Backed Obligations	—	247,239,242	—
Asset-Backed Securities	—	56,575,056	—
Foreign Debt Obligations	—	15,097,836	—
Municipal Debt Obligations	—	8,904,370	—
U.S. Treasury Obligations	1,719,786	—	—
Investment Company	138,714,692	—	—
Exchange Traded Funds	31,124,388	—	—
Short-term Investments	—	2,486,688	—

Total	$171,558,866	$1,139,164,268	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,825,905	$—
Futures Contracts	211,643	—	—
Interest Rate Swap Contracts	—	6,475,751	—
Credit Default Swap Contracts	—	666,723	—

Total	$211,643	$8,968,379	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(2,761,684)	$—
Futures Contracts(a)	(353,746)	—	—
Interest Rate Swap Contracts(a)	—	(663,056)	—
Credit Default Swap Contracts(a)	—	(316,730)	—
Written option contracts	—	(1,167,209)	—

Total	$(353,746)	$(4,908,679)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$2,231,272,966	$—
Municipal Debt Obligations	—	14,384,352	—
U.S. Treasury Obligations	130,333,857	—	—
Investment Companies	511,070,715	—	—
Short-term Investments	—	1,296,841,602	—

Total	$641,404,572	$3,542,498,920	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations nottypically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.